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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08555

     Evergreen Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for nine of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, for the six months ended July 31, 2007. These nine series have a January 31 fiscal year end.

Date of reporting period: July 31, 2007

Item 1 - Reports to Stockholders.

Evergreen California Municipal Money Market Fund

# Evergreen

## CALIFORNIA MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
September 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen California Municipal Money Market Fund for the six-month period ended July 31, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six-month period. Stock prices tended to rise early in the period, sustaining the momentum of late 2006 and early 2007 in a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities then fell back in a major sell-off in the period’s final month. A market reversal in July 2007 was brought on by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market could spread to the general economy and signal a more general deterioration in credit quality within the bond market. Interest rates of longer-maturity bonds rose as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment, conservative, shorter-duration portfolios tended to hold up relatively well, while higher-yielding, lower-rated corporate bonds produced negative returns.

Despite the weakness in the housing industry, and the related problems in the subprime mortgage market, the domestic economy maintained

1

LETTER TO SHAREHOLDERS continued

its growth trajectory during the six-month period. While Gross Domestic Product grew by a rate of only 0.6% in the first quarter of 2007, it accelerated to a rate of 4.0% in the second quarter of 2007. During the six-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

Against this backdrop, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high-quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE
as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver
• Ladson Hart

PERFORMANCE AND RETURNS*
Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

6-month return	1.44%	1.32%	1.60%

Average annual return

1-year	2.88%	2.63%	3.20%

5-year	1.48%	1.24%	1.78%

Since portfolio inception	1.41%	1.16%	1.73%

7-day annualized yield	2.81%	2.56%	3.11%

30-day annualized yield	2.81%	2.56%	3.11%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns for Class S would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued
7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.41	$ 4.65
Class S	$ 1,000.00	$ 1,013.16	$ 5.89
Class I	$ 1,000.00	$ 1,015.96	$ 3.15
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.18	$ 4.66
Class S	$ 1,000.00	$ 1,018.94	$ 5.91
Class I	$ 1,000.00	$ 1,021.67	$ 3.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.18% for Class S and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended January 31,
	July 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.44%	2.74%	1.78%	0.56%	0.40%	0.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,176	$17,635	$30,405	$56,228	$87,673	$122,687
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.93%[2]	0.93%	0.94%	0.94%	0.94%	0.88%
Expenses excluding waivers/reimbursements and
expense reductions	0.93%[2]	0.93%	0.94%	0.96%	0.96%	0.96%
Net investment income (loss)	2.88%[2]	2.65%	1.68%	0.53%	0.41%	0.88%

1 Amount represents less than $0.005 per share.
2 Annualized
See Notes to Financial Statements
7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended January 31,
	July 31, 2007
CLASS S	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.32%	2.49%	1.56%	0.30%	0.19%	0.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$205,516	$217,551	$191,144	$172,467	$25,427	$41,997
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.18%[2]	1.18%	1.17%	1.16%	1.15%	1.11%
Expenses excluding waivers/reimbursements
and expense reductions	1.22%[2]	1.23%	1.25%	1.23%	1.26%	1.26%
Net investment income (loss)	2.62%[2]	2.43%	1.54%	0.53%	0.20%	0.65%

1 Amount represents less than $0.005 per share.
2 Annualized
See Notes to Financial Statements
8

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended January 31,
	July 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02[1]	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.60%	3.05%	2.09%	0.87%	0.70%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,143	$1,289	$1,531	$3,622	$11,447	$20,169
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.63%[2]	0.63%	0.64%	0.65%	0.64%	0.58%
Expenses excluding waivers/reimbursements and
expense reductions	0.63%[2]	0.63%	0.64%	0.67%	0.66%	0.66%
Net investment income (loss)	3.18%[2]	2.99%	1.95%	0.74%	0.69%	0.99%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Annualized
See Notes to Financial Statements
9

SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
EDUCATION 2.7%
California CDA RB, Biola Univ., Ser. B, 5.35%, VRDN, (SPA: BNP Paribas SA)	$ 2,705,000	$ 2,705,000
Coast Cmnty. College Dist. of California RB, Ser. 45, 3.67%, VRDN, (Liq.:
Goldman Sachs Group, Inc. & Insd. by FSA)	2,465,000	2,465,000
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts, 3.68%, VRDN, (Insd.
by MBIA & SPA: Merrill Lynch & Co., Inc.)	1,135,000	1,135,000

		6,305,000

GENERAL OBLIGATION - LOCAL 7.0%
Clovis, CA Unified Sch. Dist. GO, 3.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd.
by FGIC)	445,000	445,000
Coast Cmnty. College Dist. of California GO, Ser. 58 Z, 3.67%, VRDN, (Insd. by
Goldman Sachs Group, Inc.)	5,005,000	5,005,000
Manteca, CA Unified Sch. Dist. GO, Ser. 166, 3.63%, VRDN, (Liq.: BNP Paribas SA
& Insd. by MBIA)	7,910,000	7,910,000
Reset Option Certificate Trust GO ROC RR-II-R-647, 3.62%, VRDN, (Insd. by MBIA
& Liq.: Wells Fargo & Co.)	2,650,000	2,650,000

		16,010,000

GENERAL OBLIGATION - STATE 11.1%
California GO ROC RR-II-R-622PB, 3.64%, VRDN, (Liq.: PB Capital Corp. & Insd.
by AMBAC)	2,470,000	2,470,000
California GO, PFOTER:
3.76%, VRDN, (Liq.: Societe Generale & Insd. by MBIA)	1,625,000	1,625,000
Ser. 1017, 3.67%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	20,550,000	20,550,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.72%, VRDN, (Liq.: Societe
Generale)	700,000	700,000

		25,345,000

HOSPITAL 1.1%
Glendale, CA Hospital RB, Ser. 590, 3.67%, VRDN, (LOC: MBIA & Liq.: Morgan
Stanley)	2,100,000	2,100,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 3.67%, VRDN, (LOC: Lloyds TSB
Group plc)	400,000	400,000

		2,500,000

HOUSING 12.9%
California Hsg. Fin. Agcy. RB, Ser. U, 3.70%, VRDN, (Insd. by FSA & Liq.: Dexia
Credit Local)	400,000	400,000
Charter Mac Floating Cert. Trust MHRB, Ser. 24TP, 3.71%, VRDN, (Liq.: Goldman
Sachs Group, Inc.)	3,500,000	3,500,000
Class B Revenue Bond Cert. Trust, Ser. 2002-01, 3.83%, VRDN, (Liq.: American Intl.
Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB:
Ser. M001, Class A, 3.71%, VRDN, (Insd. by FHLMC)	2,933,801	2,933,801
Ser. M007, Class A, 3.71%, VRDN, (Liq.: FHLMC)	11,019,741	11,019,741

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts:
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	$ 428,000	$ 428,000
Class A, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	850,000	850,000
Class F, 3.81%, VRDN, (LOC: Lloyds TSB Group plc)	1,600,000	1,600,000
Simi Valley, CA MHRB, 3.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,695,000	1,695,000

		29,426,542

INDUSTRIAL DEVELOPMENT REVENUE 17.2%
California CDA IDRB, Santos Proj., Ser. A, 3.86%, VRDN, (LOC: California Bank
& Trust)	2,990,000	2,990,000
California CDA RB, Triple H Investors Proj., 3.81%, VRDN, (LOC: Union Bank of
California)	630,000	630,000
California Cmnty. Dev. RB, Deutsche Bank Spears Trust, 3.87%, VRDN,
(Liq.: Deutsche Bank AG)	10,000,000	10,000,000
California EDA RB, Killion Inds. Proj., 3.91%, VRDN, (LOC: Union Bank of
California)	2,580,000	2,580,000
California Infrastructure & Econ. Dev. Bank IDRB:
Bonny Doon Winery, Inc. Proj., Ser. A, 3.71%, VRDN, (LOC: Comerica, Inc.)	3,000,000	3,000,000
Haig Precision Manufacturing Corp., 3.84%, VRDN, (SPA: Bank of the West)	2,110,000	2,110,000
Surtec, Inc. Proj., Ser. A, 3.71%, VRDN, (LOC: Comerica, Inc.)	1,830,000	1,830,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 3.86%, VRDN, (LOC: Regions
Finl. Corp.)	1,600,000	1,600,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.18%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc. Proj., Ser. 1995, 3.75%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,900,000	1,900,000
Riverside Cnty., CA IDA Empowerment Zone Facs. RB, 3.82%, VRDN, (LOC:
California Bank & Trust)	6,185,000	6,185,000
Riverside Cnty., CA IDRB, Triple H Processors Proj., 3.86%, VRDN, (LOC: Union
Bank of California)	1,320,000	1,320,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 3.73%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,450,000	1,450,000
Ser. B, 3.73%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,300,000	1,300,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 3.74%, VRDN, (LOC: Standard
Federal Bank)	1,300,000	1,300,000

		39,470,000

LEASE 2.8%
Branch Bank & Trust Co., Muni. Trust Floater RB, Ser. 1006, 3.79%, VRDN, (LOC:
Branch Bank & Trust Co.)	2,000,000	2,000,000
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.72%, VRDN, (LOC:
Union Bank of California)	4,330,000	4,330,000

		6,330,000

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 14.4%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4,
5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	$ 1,500,000	$ 1,513,721
California Infrastructure EDRB, Society for the Blind Proj., 3.79%, VRDN, (LOC: US
Bank, NA)	2,300,000	2,300,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Atlantic Richfield Co. Proj., 3.73%, VRDN, (Gtd. by BP plc)	3,500,000	3,500,000
Carlos Echeverria & Sons Proj., 3.74%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 3.74%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 3.69%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 3.69%, VRDN, (Liq.: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 3.74%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 3.74%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Gulf Coast Waste Disposal Auth. of Texas RB, BP Amoco Chemical Proj., Ser. B,
3.74%, VRDN, (Gtd. by BP plc)	4,700,000	4,700,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 4.00%,
03/01/2008, (Gtd. by Becton Dickinson & Co.)	5,640,000	5,640,000

		32,953,721

PORT AUTHORITY 1.8%
Alameda Corridor Trans. Auth., California RB, 3.65%, VRDN, (Liq.: Merrill Lynch &
Co., Inc. & Insd. by AMBAC)	4,120,000	4,120,000

RESOURCE RECOVERY 6.0%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
BLT Enterprises Proj., Ser. A, 3.72%, VRDN, (LOC: Union Bank of California)	7,280,000	7,280,000
Napa Recycling & Waste, Ser. A, 3.72%, VRDN, (LOC: Union Bank of
California)	4,675,000	4,675,000
Rewar-Penas Disposal Proj., Ser. A, 3.72%, VRDN, (LOC: Comerica, Inc.)	1,345,000	1,345,000
South Lake Refuse Co. Proj., Ser. A, 3.72%, VRDN, (LOC: Comerica, Inc.)	390,000	390,000

		13,690,000

SPECIAL TAX 2.4%
Bank of America Corp., Austin Trust Cert., Ser. 2007-315, 3.68%, VRDN, (LOC:
State Street Bank & Bank of America Corp.)	5,425,000	5,425,000

TOBACCO REVENUE 13.4%
Golden State Tobacco Securities Trust Cert., Ser. 7045, 3.67%, VRDN, (Liq.: Bear
Stearns Cos.)	16,500,000	16,500,000
Golden State Tobacco Securitization Corp. of California RB:
PFOTER, 3.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,500,000	4,500,000
Ser. DB195, 3.66%, VRDN, (Insd. by FGIC & LOC: Deutsche Bank AG)	2,075,000	2,075,000
Ser. Z5, 3.67%, VRDN, (Insd. by FSA & LOC: Goldman Sachs Group, Inc.)	2,659,000	2,659,000
Municipal Securities Trust Cert. RBB, Ser. 7021, Class A, 3.66%, VRDN, (Insd. by
FGIC & Liq.: Bear Stearns Cos.)	5,000,000	5,000,000

		30,734,000

TRANSPORTATION 1.7%
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.65%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	3,870,000	3,870,000

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 3.5%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.85%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	$ 1,800,000	$ 1,800,000
Puerto Rico Elec. Power Auth. RB:
ROC RR-II-R-11101CE, 3.71%, VRDN, (Liq: CitiBank, NA)	900,000	900,000
ROC RR-II-R-11102CE, 3.71%, VRDN, (Liq: CitiBank, NA)	1,800,000	1,800,000
ROC RR-II-R-637CE, 3.67%, VRDN, (Liq.: Citigroup, Inc.)	3,500,000	3,500,000

		8,000,000

WATER & SEWER 1.4%
Hanford, CA Sewer RB, Ser. A, 3.68%, VRDN, (Gtd. by California State Teachers’
Retirement System)	995,000	995,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.82%, VRDN,
(Gtd. by Sunoco, Inc.)	2,200,000	2,200,000

		3,195,000

Total Investments (cost $227,374,263) 99.4%		227,374,263
Other Assets and Liabilities 0.6%		1,461,435

Net Assets 100.0%		$ 228,835,698

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued
July 31, 2007 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of July 31, 2007:

California	80.8%
Delaware	6.5%
Puerto Rico	5.2%
Texas	2.7%
Indiana	1.1%
Pennsylvania	1.1%
Georgia	0.7%
Massachusetts	0.3%
Non state-specific	1.6%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2007:

Tier 1	97.6%
Tier 2	2.4%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2007:

2-7 days	96.8%
121-240 days	2.5%
241 + days	0.7%

100.0%

See Notes to Financial Statements
14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007 (unaudited)

Assets
Investments at amortized cost	$ 227,374,263
Cash	42,448
Interest receivable	1,440,637
Receivable from investment advisor	2,030
Prepaid expenses and other assets	17,170

Total assets	228,876,548

Liabilities
Dividends payable	19,142
Due to related parties	750
Accrued expenses and other liabilities	20,958

Total liabilities	40,850

Net assets	$ 228,835,698

Net assets represented by
Paid-in capital	$ 228,758,771
Undistributed net investment income	11,051
Accumulated net realized gains on investments	65,876

Total net assets	$ 228,835,698

Net assets consists of
Class A	$ 16,176,392
Class S	205,516,412
Class I	7,142,894

Total net assets	$ 228,835,698

Shares outstanding (unlimited number of shares authorized)
Class A	16,198,696
Class S	205,468,625
Class I	7,138,963

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements
15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2007 (unaudited)

Investment income
Interest	$ 4,075,279

Expenses
Advisory fee	482,155
Distribution Plan expenses
Class A	26,348
Class S	576,642
Administrative services fee	64,287
Transfer agent fees	46,383
Trustees’ fees and expenses	2,751
Printing and postage expenses	13,099
Custodian and accounting fees	33,348
Registration and filing fees	18,183
Professional fees	10,116
Other	2,510

Total expenses	1,275,822
Less: Expense reductions	(4,076)
Expense reimbursements	(42,461)

Net expenses	1,229,285

Net investment income	2,845,994

Net realized gains on investments	65,876

Net increase in net assets resulting from operations	$ 2,911,870

See Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2007		Year Ended
	(unaudited)		January 31, 2007

Operations
Net investment income	$ 2,845,994		$ 5,378,093
Net realized gains on investments	65,876		89,160

Net increase in net assets resulting
from operations	2,911,870		5,467,253

Distributions to shareholders from
Net investment income
Class A	(254,335)		(676,413)
Class S	(2,532,872)		(4,698,857)
Class I	(71,950)		(73,112)

Total distributions to shareholders	(2,859,157)		(5,448,382)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	62,968,672	62,968,672	129,259,831	129,259,831
Class S	672,652,144	672,652,144	1,175,180,081	1,175,180,081
Class I	60,171,627	60,171,627	21,763,074	21,763,074

	795,792,443		1,326,202,986

Net asset value of shares issued in
reinvestment of distributions
Class A	254,034	254,034	676,393	676,393
Class S	2,532,872	2,532,872	4,698,857	4,698,857
Class I	9,270	9,270	16,058	16,058

	2,796,176		5,391,308

Payment for shares redeemed
Class A	(64,685,285)	(64,685,285)	(142,711,813)	(142,711,813)
Class S	(687,266,015)	(687,266,015)	(1,153,485,437)	(1,153,485,437)
Class I	(54,329,133)	(54,329,133)	(22,020,847)	(22,020,847)

	(806,280,433)		(1,318,218,097)

Net increase (decrease) in net assets
resulting from capital share
transactions	(7,691,814)		13,376,197

Total increase (decrease) in net assets	(7,639,101)		13,395,068
Net assets
Beginning of period	236,474,799		223,079,731

End of period	$ 228,835,698		$ 236,474,799

Undistributed net investment income	$ 11,051		$ 24,214

See Notes to Financial Statements
17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $42,461.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S Shares.

5. INVESTMENT TRANSACTIONS

On July 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended July 31, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

## FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567512 rv4 09/2007

Evergreen Investments™
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

567512  rv4    09/2007

Evergreen Florida Municipal Money Market Fund

# Evergreen

## FLORIDA MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Florida Municipal Money Market Fund for the six-month period ended July 31, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six-month period. Stock prices tended to rise early in the period, sustaining the momentum of late 2006 and early 2007 in a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities then fell back in a major sell-off in the period’s final month. A market reversal in July 2007 was brought on by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market could spread to the general economy and signal a more general deterioration in credit quality within the bond market. Interest rates of longer-maturity bonds rose as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment, conservative, shorter-duration portfolios tended to hold up relatively well, while higher-yielding, lower-rated corporate bonds produced negative returns.

Despite the weakness in the housing industry, and the related problems in the subprime mortgage market, the domestic economy maintained

1

LETTER TO SHAREHOLDERS continued

its growth trajectory during the six-month period. While Gross Domestic Product grew by a rate of only 0.6% in the first quarter of 2007, it accelerated to a rate of 4.0% in the second quarter of 2007. During the six-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25%. However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

Against this backdrop, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high-quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

The Board of Trustees has approved the liquidation and closure of the Fund. After the close of business on November 16, 2007, the Fund will be liquidated and existing shareholders of Class A, Class I and Class S will receive the corresponding class of shares of Evergreen Municipal Money Market Fund.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak
• James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	12/29/1998

Nasdaq symbol	EFIXX	N/A	EFMXX

6-month return	1.47%	1.32%	1.62%

Average annual return

1-year	2.93%	2.62%	3.24%

5-year	1.53%	1.24%	1.84%

Since portfolio inception	1.94%	1.70%	2.24%

7-day annualized yield	2.86%	2.56%	3.16%

30-day annualized yield	2.87%	2.57%	3.17%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.68	$ 4.15
Class S	$ 1,000.00	$ 1,013.18	$ 5.64
Class I	$ 1,000.00	$ 1,016.18	$ 2.65
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.68	$ 4.16
Class S	$ 1,000.00	$ 1,019.19	$ 5.66
Class I	$ 1,000.00	$ 1,022.17	$ 2.66

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.83% for Class A, 1.13% for Class S and 0.53% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.47%	2.79%	1.88%	0.62%	0.49%	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,321	$14,758	$17,386	$18,368	$27,758	$30,804
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83%[2]	0.81%	0.81%	0.82%	0.83%	0.87%
Expenses excluding waivers/reimbursements
and expense reductions	0.85%[2]	0.83%	0.83%	0.84%	0.83%	0.87%
Net investment income (loss)	2.94%[2]	2.74%	1.84%	0.61%	0.48%	0.79%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS S	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.32%	2.48%	1.58%	0.32%	0.20%	0.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$270,247	$295,421	$460,726	$442,868	$259,620	$242,800
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.13%[2]	1.11%	1.11%	1.11%	1.12%	1.17%
Expenses excluding waivers/reimbursements
and expense reductions	1.15%[2]	1.13%	1.13%	1.14%	1.14%	1.17%
Net investment income (loss)	2.64%[2]	2.44%	1.52%	0.37%	0.20%	0.52%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.62%	3.09%	2.19%	0.92%	0.79%	1.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,460	$9,773	$32,778	$37,692	$6,699	$2,785
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.53%[1]	0.51%	0.51%	0.52%	0.56%	0.57%
Expenses excluding waivers/reimbursements
and expense reductions	0.55%[1]	0.53%	0.53%	0.54%	0.56%	0.57%
Net investment income (loss)	3.20%[1]	2.99%	2.16%	1.10%	0.78%	0.99%

1 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
AIRPORT 12.9%
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 3.68%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	$ 3,100,000	$3,100,000
Ser. B, 3.68%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,000,000	3,000,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.88%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 3.88%, VRDN, (Gtd. by Boeing Co.)	14,030,000	14,030,000

		37,040,000

CONTINUING CARE RETIREMENT COMMUNITY 3.0%
Bay Cnty., FL RB, Methodist Home for Aging, 3.76%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.62%, VRDN, (LOC: SunTrust Banks, Inc.)	730,000	730,000

		8,615,000

EDUCATION 3.1%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.68%, VRDN, (LOC: JPMorgan
Chase & Co.)	2,470,000	2,470,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj.,
Ser. B, 3.64%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Volusia Cnty., FL Edl. Facs. Auth. RB, ROC RR II R 440, 3.68%, VRDN, (LOC:
CitiBank, NA)	5,645,000	5,645,000

		8,815,000

GENERAL OBLIGATION - LOCAL 2.6%
Miami-Dade Cnty., FL GO, ROC RR II R 387, 3.68%, VRDN, (LOC: CitiBank, NA)	7,515,000	7,515,000

GENERAL OBLIGATION - STATE 8.2%
California State GO, PFOTER, Ser. 1017, 3.67%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	11,860,000	11,860,000
Florida Board of Ed. GO:
ROC RR II R 482, 3.67%, VRDN, (LOC: CitiBank, NA)	7,145,000	7,145,000
Ser. 137, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,965,000	2,965,000
Florida Dept. of Trans. GO, ROC RR II R 1001, 3.67%, VRDN, (Liq.: Citigroup,
Inc.)	1,490,000	1,490,000

		23,460,000

HOSPITAL 6.7%
Halifax, FL Med. Ctr. RB, 3.67%, VRDN, (LOC: CitiBank, NA)	6,500,000	6,500,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.60%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 3.64%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 3.63%,
VRDN, (LOC: SunTrust Banks, Inc.)	5,750,000	5,750,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.68%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	3,000,000	3,000,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 3.70%, VRDN, (LOC: Bank of
America Corp.)	240,000	240,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 3.68%, VRDN, (LOC:
Bank of America Corp.)	800,000	800,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 3.70%, VRDN, (LOC:
WestLB AG)	$ 1,895,000	$1,895,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 3.70%, VRDN,
(LOC: SunTrust Banks, Inc.)	365,000	365,000

		19,350,000

HOUSING 24.7%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 3.66%, VRDN, (LOC:
SunTrust Banks, Inc.)	3,965,000	3,965,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.65%, VRDN, (LOC: Harris
Trust & Savings)	2,200,000	2,200,000
Broward Cnty., FL MHRB, Cypress Grove Apt., Ser. B, 4.10%, VRDN, (LOC:
CitiBank, NA)	4,270,000	4,270,000
California HFA RB, Home Mtge., Ser. J, 3.70%, VRDN, (LOC: Lloyds TSB Group
plc & Insd. by FSA)	6,000,000	6,000,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 3.73%, VRDN, (SPA: State Street Corp.)	100,989	100,989
Ser. 2000-01, 3.69%, VRDN, (SPA: State Street Corp.)	5,195,000	5,195,000
Florida Hsg. Fin. Corp. MHRB:
Lake Shore Apts. Proj., 3.68%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 3.64%, VRDN, (Insd. by FHLMC)	6,705,000	6,705,000
Maitland Apts. Proj., 3.64%, VRDN, (Insd. by FHLMC)	9,435,000	9,435,000
Spring Haven Apts. Proj., 3.68%, VRDN, (LOC: CitiBank, NA)	5,690,000	5,690,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class B, 3.85%, VRDN, (SPA:
Merrill Lynch & Co., Inc.)	2,545,000	2,545,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 3.73%, VRDN, (LOC: SunTrust
Banks, Inc.)	8,872,500	8,872,500
Pinellas Cnty., FL HFA RB, PFOTER, 3.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	210,000	210,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 3.67%, VRDN, (LOC: Bank of
America Corp.)	7,300,000	7,300,000
Wisconsin Hsg. & EDA SFHRB, 3.73%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,450,000	2,450,000

		70,838,489

INDUSTRIAL DEVELOPMENT REVENUE 11.0%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.67%, VRDN, (LOC: Bank of America
Corp.)	1,000,000	1,000,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 3.77%, VRDN, (LOC: Wells
Fargo & Co.)	1,530,000	1,530,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 3.72%, VRDN, (LOC: Bank of America
Corp.)	250,000	250,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 3.76%, VRDN, (LOC:
Bank of America Corp.)	2,885,000	2,885,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj., Ser. A-2, 3.73%, VRDN, (LOC: SunTrust Banks, Inc.)	550,000	550,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 3.78%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,090,000	1,090,000
Fort Walton Proj., Ser. A-4, 3.73%, VRDN, (LOC: SunTrust Banks, Inc.)	570,000	570,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Florida Dev. Fin. Corp. IDRB:
Novelty Crystal Proj., 3.73%, VRDN, (LOC: SunTrust Banks, Inc.)	$ 1,100,000	$1,100,000
Plastics Components Proj., 3.73%, VRDN, (LOC: SunTrust Banks, Inc.)	750,000	750,000
Suncoast Bakeries Proj., Ser. A-1, 3.73%, VRDN, (LOC: SunTrust Banks, Inc.)	520,000	520,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 3.73%, VRDN,
(LOC: SunTrust Banks, Inc.)	600,000	600,000
Massachusetts IFA IDRB, Portland Causeway Proj., 3.80%, VRDN, (LOC: Sovereign
Bancorp, Inc.)	600,000	600,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 3.68%, VRDN, (LOC: Royal
Bank of Canada)	11,000,000	11,000,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 3.72%, VRDN, (LOC: Bank of America
Corp.)	1,400,000	1,400,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., 3.95%, VRDN, (LOC: U.S.
Bancorp)	1,320,000	1,320,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 3.86%, VRDN, (LOC: Associated
Banc-Corp.)	1,510,000	1,510,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.66%, VRDN, (LOC:
Bank of America Corp.)	4,865,000	4,865,000

		31,540,000

LEASE 4.8%
Broward Cnty., FL Sch. Board COP, 3.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,100,000	2,100,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 3.67%, VRDN, (LOC: Bank of
America Corp.)	4,590,000	4,590,000
Miami-Dade Cnty., FL Sch. Board COP, 3.67%, VRDN, (Insd. by FGIC & Liq.:
Citigroup, Inc. )	4,520,000	4,520,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.66%, VRDN, (Liq.: Morgan
Stanley)	350,000	350,000
St. Lucie Cnty., FL Sch. Board COP, 3.66%, VRDN, (LOC: Bank of New York Co.)	2,286,500	2,286,500

		13,846,500

MISCELLANEOUS REVENUE 8.7%
Indiana Bond Bank RB, Ser. A, 4.25%, 01/31/2008, (LOC: Bank of New York Co.)	5,000,000	5,014,529
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	575,000	575,000
Class F, 3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	495,000	495,000
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.67%, VRDN, (Gtd. by Goldman Sachs Group,
Inc.)	13,000,000	13,000,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp. Proj., 3.69%, VRDN, (LOC:
Northern Trust Corp.)	5,840,000	5,840,000

		24,924,529

SPECIAL TAX 3.8%
ABN AMRO Munitops RB, Ser. 2002-24, 3.66%, VRDN, (LOC: ABN AMRO Bank)	1,400,000	1,400,000
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 3.68%, VRDN, (Insd. by
AMBAC & LOC: JPMorgan Chase & Co.)	1,580,000	1,580,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Collier Cnty., FL Gas Tax RB, ROC RR II R 3041, 3.68%, VRDN, (Insd. by AMBAC &
Liq.: Citigroup, Inc.)	$ 5,320,000	$5,320,000
Florida Board of Ed. Lottery RB, Eagle Trust Cert., Ser. 2001-0904, 3.68%, VRDN,
(LOC: CitiBank, NA)	2,600,000	2,600,000

		10,900,000

UTILITY 6.6%
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj., 3.80%, 11/30/2007,
(Liq.: Citigroup, Inc.)	4,000,000	4,000,000
Decatur, AL IDRB, BP Amoco Chemical Co. Proj., 3.74%, VRDN, (Gtd. by BP plc)	700,000	700,000
Florida Util. Auth. RB, Ser. 327, 3.66%, VRDN, (Liq.: Morgan Stanley)	348,500	348,500
Gainesville, FL Util. Sys. RB, Ser. A, 3.63%, VRDN, (SPA: State Street Corp.)	10,000,000	10,000,000
Georgia Main Street Natural Gas RB, PFOTER, Ser. 1029, 3.72%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	4,000,000	4,000,000

		19,048,500

WATER & SEWER 3.3%
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 3.68%, VRDN, (Insd. by
AMBAC & Liq.: Merrill Lynch & Co., Inc.)	1,800,000	1,800,000
Gulf Coast, Texas Waste Disposal Auth. RB, BP Products North America, Inc. Proj.,
Ser. 2004, 3.74%, VRDN, (Gtd. by BP plc)	20,000	20,000
Tampa Bay, FL Water Supply RB, ROC RR II R 4084, 3.67%, VRDN, (LOC:
CitiBank, NA)	7,655,000	7,655,000

		9,475,000

Total Investments (cost $285,368,018) 99.4%		285,368,018
Other Assets and Liabilities 0.6%		1,660,543

Net Assets 100.0%		$287,028,561

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bond
COP	Certificates of Participation	IFA	Industrial Finance Agency
EDA	Economic Development Authority	LOC	Letter of Credit
EDRB	Economic Development Revenue Bond	MHRB	Multifamily Housing Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Puttable Floating Option Tax Exempt Receipts
FHLB	Federal Home Loan Bank	RB	Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	ROC	Reset Option Certificate
FNMA	Federal National Mortgage Association	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	SPA	Securities Purchase Agreement
HFA	Housing Finance Authority	TOC	Tender Option Certificate
IDA	Industrial Development Authority

The following table shows the percent of total investments by geographic location as of July 31, 2007:

Florida	84.4%
California	6.3%
Indiana	1.8%
Wyoming	1.4%
Georgia	1.4%
Wisconsin	1.4%
Alabama	1.3%
Colorado	0.5%
Massachusetts	0.2%
Non-state specific	1.3%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2007:

Tier 1	99.8%
Tier 2	0.2%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2007:

2-7 days	96.8%
121-240 days	3.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007 (unaudited)

Assets
Investments at amortized cost	$285,368,018
Cash	804
Interest receivable	1,691,130
Prepaid expenses and other assets	25,893

Total assets	287,085,845

Liabilities
Dividends payable	21,681
Advisory fee payable	2,982
Distribution Plan expenses payable	4,542
Due to other related parties	1,320
Accrued expenses and other liabilities	26,759

Total liabilities	57,284

Net assets	$287,028,561

Net assets represented by
Paid-in capital	$287,027,216
Undistributed net investment income	315
Accumulated net realized gains on investments	1,030

Total net assets	$287,028,561

Net assets consists of
Class A	$13,321,385
Class S	270,246,825
Class I	3,460,351

Total net assets	$287,028,561

Shares outstanding (unlimited number of shares authorized)
Class A	13,325,105
Class S	270,239,089
Class I	3,462,920

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2007 (unaudited)

Investment income
Interest	$5,726,344

Expenses
Advisory fee	608,124
Distribution Plan expenses
Class A	21,699
Class S	855,380
Administrative services fee	91,218
Transfer agent fees	26,903
Trustees’ fees and expenses	2,689
Printing and postage expenses	19,480
Custodian and accounting fees	46,030
Registration and filing fees	24,601
Professional fees	11,201
Other	4,827

Total expenses	1,712,152
Less: Expense reductions	(6,505)
Fee waivers	(30,406)

Net expenses	1,675,241

Net investment income	4,051,103

Net realized gains on investments	1,030

Net increase in net assets resulting from operations	$4,052,133

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2007		Year Ended
	(unaudited)		January 31, 2007

Operations
Net investment income		$4,051,103		$8,940,709
Net realized gains on investments		1,030		10,321

Net increase in net assets resulting
from operations		4,052,133		8,951,030

Distributions to shareholders from
Net investment income
Class A		(213,028)		(441,411)
Class S		(3,765,985)		(8,205,150)
Class I		(72,079)		(300,304)

Total distributions to shareholders		(4,051,092)		(8,946,865)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	15,373,779	15,373,779	38,329,099	38,329,099
Class S	1,149,434,599	1,149,434,599	2,682,570,233	2,682,570,233
Class I	1,369,758	1,369,758	16,693,006	16,693,006

		1,166,178,136		2,737,592,338

Net asset value of shares issued in
reinvestment of distributions
Class A	127,931	127,931	278,293	278,293
Class S	3,765,985	3,765,985	8,205,150	8,205,150
Class I	4,641	4,641	193,163	193,163

		3,898,557		8,676,606

Payment for shares redeemed
Class A	(16,937,971)	(16,937,971)	(41,236,146)	(41,236,146)
Class S	(1,178,375,438)	(1,178,375,438)	(2,856,084,044)	(2,856,084,044)
Class I	(7,686,581)	(7,686,581)	(39,891,787)	(39,891,787)

		(1,202,999,990)		(2,937,211,977)

Net decrease in net assets resulting
from capital share transactions		(32,923,297)		(190,943,033)

Total decrease in net assets		(32,922,256)		(190,938,868)
Net assets
Beginning of period		319,950,817		510,889,685

End of period		$287,028,561		$319,950,817

Undistributed net investment income		$315		$304

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Florida Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $30,406.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A and 0.60% of the average daily net assets for Class S shares.

5. INVESTMENT TRANSACTIONS

On July 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended July 31, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. LIQUIDATION

The Board of Trustees has approved the liquidation and closure of the Fund. After the close of business on November 16, 2007, the Fund will be liquidated and existing shareholders of Class A, Class I and Class S will receive the corresponding class of shares of Evergreen Municipal Money Market Fund.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567602 rv4    09/2007

Evergreen Money Market Fund

# Evergreen

## MONEY MARKET FUND

Semiannual Report
as of July 31, 2007

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Money Market Fund for the six-month period ended July 31, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six-month period. Stock prices tended to rise early in the period, sustaining the momentum of late 2006 and early 2007 in a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities then fell back in a major sell-off in the period’s final month. A market reversal in July 2007 was brought on by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market could spread to the general economy and signal a more general deterioration in credit quality within the bond market. Interest rates of longer-maturity bonds rose as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment, conservative, shorter-duration portfolios tended to hold up relatively well, while higher-yielding, lower-rated corporate bonds produced negative returns.

Despite the weakness in the housing industry, and the related problems in the subprime mortgage market, the domestic economy maintained

1

LETTER TO SHAREHOLDERS continued

its growth trajectory during the six-month period. While Gross Domestic Product grew by a rate of only 0.6% in the first quarter of 2007, it accelerated to a rate of 4.0% in the second quarter of 2007. During the six-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

Against this backdrop, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high-quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective on the close of business on November 16, 2007, Class S1 shares of the Fund will be liquidated and closed and existing shareholders on that date will become shareholders of Class S of the Fund.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987
	Class A	Class B	Class C	Class S	Class S1	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	N/A	EGMXX

6-month return
with sales charge	N/A	-3.09%	0.91%	N/A	N/A	N/A

6-month return
w/o sales charge	2.26%	1.91%	1.91%	2.11%	2.11%	2.41%

Average annual
return**

1-year with sales
charge	N/A	-1.12%	2.88%	N/A	N/A	N/A

1-year w/o sales
charge	4.61%	3.88%	3.88%	4.29%	4.30%	4.91%

5-year	2.12%	1.17%	1.55%	1.84%	1.93%	2.41%

10-year	3.23%	2.58%	2.58%	3.11%	3.26%	3.53%

Maximum sales
charge	N/A	5.00%	1.00%	N/A	N/A	N/A
		CDSC	CDSC

7-day annualized
yield	4.52%	3.82%	3.82%	4.21%	4.22%	4.81%

30-day annualized
yield	4.51%	3.81%	3.81%	4.21%	4.21%	4.80%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

** Adjusted for maximum applicable sales charge, unless noted

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes C, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A, 0.60% for Classes S and S1 and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes C, S and S1 would have been lower.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A, B, C, S and S1 without which returns for Classes A, B, C, S and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,022.62	$ 4.46
Class B	$ 1,000.00	$ 1,019.07	$ 7.96
Class C	$ 1,000.00	$ 1,019.09	$ 7.96
Class S	$ 1,000.00	$ 1,021.07	$ 5.96
Class S1	$ 1,000.00	$ 1,021.11	$ 5.96
Class I	$ 1,000.00	$ 1,024.10	$ 2.96
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.38	$ 4.46
Class B	$ 1,000.00	$ 1,016.91	$ 7.95
Class C	$ 1,000.00	$ 1,016.91	$ 7.95
Class S	$ 1,000.00	$ 1,018.89	$ 5.96
Class S1	$ 1,000.00	$ 1,018.89	$ 5.96
Class I	$ 1,000.00	$ 1,021.87	$ 2.96

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.59% for Class B, 1.59% for Class C, 1.19% for Class S, 1.19% for Class S1 and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.03)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.26%	4.36%	2.56%	0.68%	0.32%	1.14%

Ratios and supplemental data
Net assets, end of period (millions)	$2,387	$2,886	$2,803	$3,027	$6,261	$10,628
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.89%[2]	0.89%	0.89%	0.94%	0.93%	0.89%
Expenses excluding waivers/reimbursements
and expense reductions	0.92%[2]	0.92%	0.92%	1.00%	0.99%	0.91%
Net investment income (loss)	4.52%[2]	4.28%	2.52%	0.60%	0.33%	1.12%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.02	0	0	0

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.02)	0[1]	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.91%	3.64%	1.84%	0.21%	0.06%	0.44%

Ratios and supplemental data
Net assets, end of period (millions)	$ 21	$ 25	$ 33	$ 46	$ 70	$ 113
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.59%[3]	1.59%	1.59%	1.38%	1.20%	1.59%
Expenses excluding waivers/reimbursements
and expense reductions	1.62%[3]	1.62%	1.62%	1.70%	1.69%	1.60%
Net investment income (loss)	3.82%[3]	3.56%	1.77%	0.18%	0.06%	0.41%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.02	0	0	0

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.02)	0[1]	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.91%	3.64%	1.84%	0.21%	0.06%	0.44%

Ratios and supplemental data
Net assets, end of period (millions)	$ 11	$ 10	$ 9	$ 16	$ 26	$ 23
Ratios to average net assets
Expenses including waivers/reimbursementse
but excluding expens reductions	1.59%[3]	1.59%	1.59%	1.37%	1.17%	1.59%
Expenses excluding waivers/reimbursements
and expense reductions	1.62%[3]	1.62%	1.62%	1.71%	1.70%	1.60%
Net investment income (loss)	3.82%[3]	3.62%	1.70%	0.15%	0.06%	0.42%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS S	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.11%	4.05%	2.25%	0.41%	0.09%	0.82%

Ratios and supplemental data
Net assets, end of period (millions)	$1,931	$1,776	$2,421	$2,477	$3,544	$7,302
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.19%[2]	1.19%	1.19%	1.20%	1.17%	1.21%
Expenses excluding waivers/reimbursements
and expense reductions	1.22%[2]	1.22%	1.22%	1.30%	1.28%	1.21%
Net investment income (loss)	4.21%[2]	3.96%	2.22%	0.39%	0.10%	0.83%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS S1	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.02	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.02)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.11%	4.05%	2.32%	0.52%	0.20%	1.18%

Ratios and supplemental data
Net assets, end of period (millions)	$1,916	$2,111	$2,133	$2,294	$1,057	$1,767
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.19%[2]	1.19%	1.11%	1.09%	1.05%	0.85%
Expenses excluding waivers/reimbursements
and expense reductions	1.22%[2]	1.22%	1.21%	1.27%	1.29%	1.21%
Net investment income (loss)	4.22%[2]	3.98%	2.30%	0.75%	0.21%	1.16%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.41%	4.67%	2.86%	0.97%	0.57%	1.42%

Ratios and supplemental data
Net assets, end of period (millions)	$ 992	$1,334	$1,190	$1,531	$1,659	$2,334
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.59%[1]	0.59%	0.59%	0.65%	0.68%	0.61%
Expenses excluding waivers/reimbursements
and expense reductions	0.62%[1]	0.62%	0.62%	0.70%	0.69%	0.61%
Net investment income (loss)	4.81%[1]	4.57%	2.80%	0.94%	0.57%	1.41%

1 Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 4.7%
Abbey National plc, 5.35%, 10/24/2007	$30,000,000	$29,999,664
Barclays Bank plc:
5.35%, 01/25/2008	50,000,000	50,000,000
5.37%, 01/25/2008	100,000,000	100,000,000
Branch Bank & Trust Co., 5.31%, 08/10/2007	50,000,000	50,000,000
Credit Suisse First Boston Corp., 5.40%, 06/05/2008	50,000,000	50,000,000
Deutsche Bank AG:
5.35%, 08/31/2007	20,000,000	20,000,000
5.40%, 08/31/2007	40,000,000	40,000,000

Total Certificates of Deposit (cost $339,999,664)		339,999,664

COMMERCIAL PAPER 50.4%
Asset-Backed 49.4%
Anglesea Funding, LLC:
5.15%, 02/14/2008	50,000,000	48,590,903
5.17%, 09/05/2007	25,000,000	24,874,462
5.21%, 09/10/2007	35,000,000	34,797,389
5.29%, 10/10/2007	50,000,000	49,485,694
5.31%, 08/31/2007	50,000,000	49,778,750
Aquifer Funding, LLC:
5.30%, 08/06/2007	50,000,000	49,963,194
5.32%, 08/06/2007	61,260,000	61,214,736
Barton Capital Corp.:
5.26%, 08/07/2007	50,000,000	49,956,167
5.27%, 08/10/2007	54,957,000	54,884,594
Bavaria Trust Corp.:
5.29%, 08/13/2007	50,245,000	50,156,401
5.32%, 08/21/2007	50,010,000	49,913,915
Berkeley Square Finance, LLC, 5.30%, 08/10/2007	97,891,000	97,761,294
Brahms Funding Corp., 5.31%, 08/24/2007	81,056,000	80,785,462
Catapult-PMX Funding, LLC:
5.32%, 08/20/2007	90,000,000	90,000,000
5.40%, 08/29/2007	50,000,000	49,790,000
5.60%, 08/01/2007	93,016,000	93,016,000
Check Point Charlie, Inc., 5.31%, 08/23/2007	14,428,000	14,381,181
Chesham Finance, LLC:
5.12%, 01/04/2008	50,000,000	48,891,317
5.16%, 07/08/2008	25,000,000	23,775,688
5.28%, 10/05/2007	50,000,000	49,523,333
Concord Minutemen Capital Co., LLC, 5.32%, 08/01/2007	124,950,000	124,950,000
Crown Point Capital Co., 5.32%, 10/19/2007	50,000,000	49,416,278
East Fleet Finance, LLC:
5.30%, 08/13/2007	111,000,000	110,930,511
5.32%, 08/23/2007	42,482,000	42,343,886
Ebury Finance, LLC:
5.20%, 10/10/2007	50,000,000	49,494,445
5.31%, 08/06/2007	50,000,000	49,963,125

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Fenway Funding, LLC:
5.21%, 10/12/2007	$ 75,000,000	$74,319,806
5.31%, 10/09/2007	50,000,000	49,491,125
5.32%, 10/11/2007	54,256,000	53,686,734
Foxboro Funding, Ltd.:
5.30%, 09/28/2007	50,000,000	49,573,056
5.32%, 08/15/2007	50,000,000	49,896,555
Giro Balanced Funding Corp.:
5.27%, 08/14/2007	35,000,000	34,933,393
5.28%, 08/13/2007	75,000,000	74,868,000
5.30%, 08/15/2007	81,274,000	81,199,235
Grampian Funding, LLC, 5.27%, 08/16/2007	50,000,000	49,890,313
KKR Pacific Funding Trust:
5.30%, 08/14/2007	50,000,000	49,904,305
5.31%, 08/16/2007	115,111,000	114,856,317
5.32%, 08/22/2007	50,000,000	49,844,833
Lexington Parker Capital Corp., LLC, 5.19%, 09/13/2007	51,155,000	50,837,882
Morrigan Trust Funding, LLC:
5.18%, 11/05/2007	50,000,000	49,309,333
5.36%, 08/13/2007	100,000,000	99,821,334
Neptune Funding Corp.:
5.31%, 08/15/2007	50,000,000	49,896,750
5.34%, 09/06/2007	99,053,000	98,524,057
Old Line Funding Corp., 5.27%, 08/02/2007	37,300,000	37,294,540
Ottimo Funding, Ltd., 5.30%, 09/12/2007	43,664,000	43,394,011
Park Granada, LLC, 5.35%, 08/01/2007	19,020,000	19,020,000
Ranger Funding Co., LLC, 5.30%, 08/02/2007	35,394,000	35,388,789
Rhineland Funding Capital Corp.:
5.24%, 08/09/2007	22,031,000	22,005,346
5.26%, 08/09/2007	42,203,000	42,153,669
5.27%, 08/09/2007	30,000,000	29,964,867
5.27%, 01/07/2008	41,420,000	40,455,915
5.30%, 10/05/2007	61,157,000	60,579,178
5.40%, 11/05/2007	15,421,000	15,198,938
Stratford Receivables Co., LLC:
5.30%, 08/10/2007	174,041,000	173,825,118
5.32%, 08/08/2007	7,209,000	7,201,543
5.35%, 08/24/2007	40,000,000	39,863,278
Thornburg Mortgage Capital Resources, LLC:
5.30%, 08/20/2007	50,000,000	49,860,139
5.32%, 08/02/2007	50,000,000	49,992,611
5.36%, 08/29/2007	20,800,000	20,713,287
5.45%, 08/10/2007	100,000,000	99,863,750

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Three Pillars Funding Corp.:
5.27%, 08/10/2007	$ 65,000,000	$64,929,733
5.27%, 08/14/2007	35,000,000	34,933,393
Ticonderoga Funding, LLC:
5.27%, 08/16/2007	50,000,000	49,890,208
5.29%, 08/28/2007	65,000,000	64,742,112

		3,580,762,178

Diversified Financial Services 1.0%
Bank of America Corp., 5.14%, 11/13/2007	75,000,000	73,887,417

Total Commercial Paper (cost $3,654,649,595)		3,654,649,595

CORPORATE BONDS 28.3%
Capital Markets 9.6%
Bear Stearns Cos., FRN:
5.31%, 08/14/2007	50,000,000	50,000,000
5.33%, 08/01/2007	50,000,000	50,000,000
5.40%, 08/06/2007	50,000,000	50,000,000
5.51%, 10/29/2007	43,000,000	43,031,176
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	50,000,000	50,000,000
Lehman Brothers Holdings, Inc., FRN, 5.35%, 09/27/2007	75,000,000	75,000,000
Merrill Lynch & Co., Inc.:
4.25%, 09/14/2007	25,000,000	24,967,298
FRN, 5.34%, 11/22/2007	50,000,000	50,000,000
Morgan Stanley, FRN:
5.36%, 08/03/2007	100,000,000	100,000,000
5.38%, 08/15/2007	200,000,000	200,000,000

		692,998,474

Commercial Banks 5.8%
Bank One Corp., 2.625%, 06/30/2008	15,000,000	14,636,287
Marshall & Ilsley Corp., 5.16%, 12/17/2007	55,000,000	54,968,644
Royal Bank of Canada:
5.40%, 10/16/2007	50,000,000	50,000,000
FRN, 5.29%, 08/06/2007 144A	100,000,000	100,000,000
Wells Fargo & Co., FRN, 5.37%, 08/10/2007	100,000,000	100,056,663
WestLB AG, FRN, 5.38%, 08/10/2007 144A	100,000,000	100,000,000

		419,661,594

Consumer Finance 7.1%
American Express Co., FRN:
5.29%, 08/13/2007	50,000,000	50,000,000
5.32%, 08/20/2007	70,000,000	70,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.31%, 08/03/2007	75,000,000	75,000,000
General Electric Capital Corp., FRN, 5.45%, 08/17/2007	220,000,000	220,000,000
Toyota Motor Credit Corp., FRN, 5.30%, 08/01/2007	100,000,000	100,000,000

		515,000,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
Diversified Financial Services 2.6%
Liberty Lighthouse U.S. Capital Corp., FRN, 5.32%, 08/01/2007 144A	$ 85,000,000	$85,000,000
Sigma Finance, Inc., FRN:
5.34%, 08/07/2007 144A	50,000,000	50,000,000
5.38%, 04/23/2008 144A	50,000,000	50,000,000

		185,000,000

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc., 5.93%, 06/01/2008	125,000,000	125,601,146

Insurance 0.8%
Allstate Corp., FRN, 5.32%, 08/28/2007	35,000,000	35,000,000
Genworth Financial, Inc., FRN, 5.31%, 08/13/2007 144A	25,000,000	25,000,000

		60,000,000

Thrifts & Mortgage Finance 0.7%
Countrywide Financial Corp., FRN, 5.44%, 08/06/2007	50,000,000	50,000,000

Total Corporate Bonds (cost $2,048,261,214)		2,048,261,214

FUNDING AGREEMENTS 6.7%
Jackson National Life Funding Agreement, 5.37%, 08/01/2007 +	75,000,000	75,000,000
Metropolitan Life Funding Agreement, 5.43%, 10/15/2007 +	75,000,000	75,000,000
New York Life Funding Agreement, 5.37%, 08/01/2007 +	60,000,000	60,000,000
Transamerica Occidental Funding Agreement:
5.51%, 08/01/2007 +	135,000,000	135,000,000
5.54%, 08/01/2007 +	140,000,000	140,000,000

Total Funding Agreements (cost $485,000,000)		485,000,000

MASTER NOTE 1.0%
Goldman Sachs Group, Inc., 5.35%, 04/18/2008 + (cost $75,000,000)	75,000,000	75,000,000

MUNICIPAL OBLIGATIONS 0.7%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 5.35%, VRDN,
(LOC: Bank of America Corp.)	9,400,000	9,400,000

Miscellaneous Revenue 0.6%
Detroit, MI Econ. Dev. Corp. RB, Waterfront Recreation, Ser. B, 5.35%, VRDN,
(LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $51,230,000)		51,230,000

REPURCHASE AGREEMENT ^^ 0.1%
Societe Generale, 5.19%, dated 07/31/2007, maturing 08/01/2007, maturity
value $6,523,551 (cost $6,522,611)	6,522,611	6,522,611

TIME DEPOSIT 1.0%
SunTrust Banks, Inc., 5.32%, 08/01/2007 (cost $75,000,000)	75,000,000	75,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.7%
FHLB, 5.375%, 02/28/2008 (cost $50,000,000)	50,000,000	50,000,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 6.1%
Commercial Banks 4.2%
Bank of Ireland, FRN, 5.31%, 08/20/2007 144A	$110,000,000	$110,000,000
HBOS plc, FRN, 5.43%, 08/20/2007 144A	150,000,000	150,000,000
HSH Nordbank AG, FRN, 5.33%, 08/21/2007 144A	50,000,000	50,000,000

		310,000,000

Diversified Financial Services 1.2%
Calyon, 5.40%, 05/14/2008	50,000,000	49,996,079
Liquid Funding, Ltd., FRN, 5.32%, 08/01/2007 144A	40,000,000	40,000,000

		89,996,079

Insurance 0.7%
Irish Life & Permanent plc, FRN, 5.34%, 08/22/2007 144A	50,000,000	50,000,000

Total Yankee Obligations - Corporate (cost $449,996,079)		449,996,079

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund, Class IS, 5.25% q (cost $74,591)	74,591	74,591

Total Investments (cost $7,235,733,754) 99.7%		7,235,733,754
Other Assets and Liabilities 0.3%		22,654,750

Net Assets 100.0%		$7,258,388,504

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
^^	Collateralized by $5,882,000 U.S. Treasury Notes, 3.375% to 6.125%, 08/15/2007 to 11/15/2012, value including accrued interest is $5,913,456; $470,000 U.S. Treasury TIPS, 3.875%, 04/15/2029, value including accrued interest is $740,587.
q	Rate shown is the 7-day annualized yield at period end.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2007.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of July 31, 2007:

Tier 1	100.0%

The following table shows the percentage of total investments by maturity as of July 31, 2007:

1 day	13.9%
2-7 days	11.2%
8-60 days	52.0%
61-120 days	11.4%
121-240 days	6.1%
241+ days	5.4%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007 (unaudited)

Assets
Investments at amortized cost	$7,235,733,754
Cash	31,305
Receivable for Fund shares sold	360,748
Interest receivable	29,417,889
Prepaid expenses and other assets	204,331

Total assets	7,265,748,027

Liabilities
Dividends payable	5,423,525
Payable for Fund shares redeemed	840,676
Advisory fee payable	78,773
Distribution Plan expenses payable	83,504
Due to other related parties	126,061
Accrued expenses and other liabilities	806,984

Total liabilities	7,359,523

Net assets	$7,258,388,504

Net assets represented by
Paid-in capital	$7,263,028,839
Undistributed net investment income	132,235
Accumulated net realized losses on investments	(4,772,570)

Total net assets	$7,258,388,504

Net assets consists of
Class A	$2,387,468,110
Class B	20,741,407
Class C	10,725,686
Class S	1,930,528,209
Class S1	1,916,429,517
Class I	992,495,575

Total net assets	$7,258,388,504

Shares outstanding (unlimited number of shares authorized)
Class A	2,388,682,813
Class B	20,764,372
Class C	10,728,274
Class S	1,933,538,392
Class S1	1,916,463,201
Class I	994,625,866

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2007 (unaudited)

Investment income
Interest	$203,731,296

Expenses
Advisory fee	14,956,098
Distribution Plan expenses
Class A	4,013,147
Class B	110,253
Class C	46,216
Class S	5,091,237
Class S1	5,980,974
Administrative services fee	2,262,793
Transfer agent fees	4,590,293
Trustees’ fees and expenses	79,931
Printing and postage expenses	320,225
Custodian and accounting fees	944,797
Registration and filing fees	69,167
Professional fees	66,384
Other	71,310

Total expenses	38,602,825
Less: Expense reductions	(140,484)
Expense reimbursements	(1,128,000)

Net expenses	37,334,341

Net investment income	166,396,955

Net realized losses on investments	(4,639)

Net increase in net assets resulting from operations	$166,392,316

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2007		Year Ended
	(unaudited)		January 31, 2007

Operations
Net investment income		$166,396,955		$349,098,481
Net realized gains or losses on
investments		(4,639)		20,429

Net increase in net assets resulting
from operations		166,392,316		349,118,910

Distributions to shareholders from
Net investment income
Class A		(60,440,611)		(121,332,985)
Class B		(420,187)		(1,056,744)
Class C		(176,326)		(393,043)
Class S		(35,739,392)		(90,346,414)
Class S1		(42,068,446)		(84,140,834)
Class I		(27,548,762)		(51,797,644)

Total distributions to shareholders		(166,393,724)		(349,067,664)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,805,900,403	5,805,900,403	12,729,604,851	12,729,604,851
Class B	4,620,049	4,620,049	13,788,324	13,788,324
Class C	5,420,468	5,420,468	17,261,711	17,261,711
Class S	9,626,896,434	9,626,896,434	22,816,212,928	22,816,212,928
Class S1	8,536,227,991	8,536,227,991	16,858,182,896	16,858,182,896
Class I	1,930,857,423	1,930,857,423	4,578,750,371	4,578,750,371

		25,909,922,768		57,013,801,081

Net asset value of shares issued in
reinvestment of distributions
Class A	48,390,011	48,390,011	97,259,822	97,259,822
Class B	360,138	360,138	912,587	912,587
Class C	155,596	155,596	339,158	339,158
Class S	35,739,392	35,739,392	90,346,414	90,346,414
Class S1	42,068,446	42,068,446	84,140,825	84,140,825
Class I	2,454,362	2,454,362	4,751,862	4,751,862

		129,167,945		277,750,668

Automatic conversion of Class B
shares to Class A shares
Class A	2,131,862	2,131,862	4,549,142	4,549,142
Class B	(2,131,862)	(2,131,862)	(4,549,142)	(4,549,142)

		0		0

Payment for shares redeemed
Class A	(6,354,454,441)	(6,354,454,441)	(12,749,304,930)	(12,749,304,930)
Class B	(6,640,302)	(6,640,302)	(18,349,204)	(18,349,204)
Class C	(4,745,088)	(4,745,088)	(16,532,197)	(16,532,197)
Class S	(9,508,119,952)	(9,508,119,952)	(23,551,120,560)	(23,551,120,560)
Class S1	(8,773,345,881)	(8,773,345,881)	(16,964,252,786)	(16,964,252,786)
Class I	(2,275,055,942)	(2,275,055,942)	(4,438,985,887)	(4,438,985,887)

		(26,922,361,606)		(57,738,545,564)

Net decrease in net assets resulting
from capital share transactions		(883,270,893)		(446,993,815)

Total decrease in net assets		(883,272,301)		(446,942,569)
Net assets
Beginning of period		8,141,660,805		8,588,603,374

End of period		$7,258,388,504		$8,141,660,805

Undistributed net investment income		$132,235		$129,004

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S, Class S1 and Class I shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class B and Class C shares are only available for subsequent purchases by existing shareholders and prospective shareholders making an exchange from Class B or Class C shares of another Evergreen fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2007, EIMC voluntarily reimbursed other expenses in the amount of $1,128,000.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

assets for Class A shares, 0.60% of the average daily net assets for Class S and S1 shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended July 31, 2007, EIS received $48,459 and $1,153 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

On July 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2007, the Fund had $4,767,814 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2011	2012	2013	2014

$139,955	$4,353,228	$137,629	$5,353	$19,886	$111,763

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2007, the Fund incurred and elected to defer post-October losses of $117.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended July 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

12. SUBSEQUENT EVENT

On August 17, 2007, Wachovia purchased $93,664,000 of securities from the Fund at amortized cost (a price in excess of the securities’ current fair value). The excess of purchase price over current fair value amounted to $61,260 and will be treated as a reimbursement from affiliate for losses realized on securities.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567601  rv4    09/2007

Evergreen Municipal Money Market Fund

# Evergreen

## MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Municipal Money Market Fund for the six-month period ended July 31, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six-month period. Stock prices tended to rise early in the period, sustaining the momentum of late 2006 and early 2007 in a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities then fell back in a major sell-off in the period’s final month. A market reversal in July 2007 was brought on by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market could spread to the general economy and signal a more general deterioration in credit quality within the bond market. Interest rates of longer-maturity bonds rose as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment, conservative, shorter-duration portfolios tended to hold up relatively well, while higher-yielding, lower-rated corporate bonds produced negative returns.

Despite the weakness in the housing industry, and the related problems in the subprime mortgage market, the domestic economy maintained

LETTER TO SHAREHOLDERS continued

its growth trajectory during the six-month period. While Gross Domestic Product grew by a rate of only 0.6% in the first quarter of 2007, it accelerated to a rate of 4.0% in the second quarter of 2007. During the six-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25%. However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

Against this backdrop, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high-quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective on the close of business on November 16, 2007, Class S1 shares of the Fund will be liquidated and closed and existing shareholders on that date will become shareholders of Class S of the Fund.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak
• James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1988

	Class A	Class S	Class S1	Class I
Class inception date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

Nasdaq symbol	EXAXX	N/A	N/A	EVTXX

6-month return	1.50%	1.35%	1.35%	1.65%

Average annual return

1-year	2.97%	2.67%	2.67%	3.28%

5-year	1.56%	1.26%	1.27%	1.87%

10-year	2.17%	2.04%	2.11%	2.48%

7-day annualized yield	2.93%	2.63%	2.63%	3.23%

30-day annualized yield	2.93%	2.63%	2.63%	3.23%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes S and S1 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Classes S and S1, without which returns for Class S and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.97	$ 4.15
Class S	$ 1,000.00	$ 1,013.47	$ 5.64
Class S1	$ 1,000.00	$ 1,013.46	$ 5.64
Class I	$ 1,000.00	$ 1,016.48	$ 2.65
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.68	$ 4.16
Class S	$ 1,000.00	$ 1,019.19	$ 5.66
Class S1	$ 1,000.00	$ 1,019.19	$ 5.66
Class I	$ 1,000.00	$ 1,022.17	$ 2.66

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.83% for Class A, 1.13% for Class S, 1.13% for Class S1 and 0.53% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00

Total return	1.50%	2.80%	1.87%	0.68%	0.51%	0.95%

Ratios and supplemental data
Net assets, end of period (millions)	$ 349	$ 401	$ 482	$ 763	$ 958	$1,237
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83%[1]	0.83%	0.82%	0.83%	0.85%	0.86%
Expenses excluding waivers/reimbursements
and expense reductions	0.86%[1]	0.86%	0.86%	0.87%	0.86%	0.86%
Net investment income (loss)	2.98%[1]	2.75%	1.78%	0.65%	0.50%	0.89%

1 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS S	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.35%	2.50%	1.57%	0.38%	0.21%	0.65%

Ratios and supplemental data
Net assets, end of period (millions)	$ 347	$ 337	$ 315	$ 319	$ 463	$ 835
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.13%[2]	1.13%	1.12%	1.13%	1.13%	1.16%
Expenses excluding waivers/reimbursements
and expense reductions	1.16%[2]	1.16%	1.16%	1.17%	1.15%	1.16%
Net investment income (loss)	2.69%[2]	2.46%	1.54%	0.34%	0.22%	0.60%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS S1	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Total return	1.35%	2.50%	1.57%	0.37%	0.22%	0.72%

Ratios and supplemental data
Net assets, end of period (millions)	$1,031	$1,030	$1,089	$1,344	$ 274	$ 369
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.13%[2]	1.13%	1.12%	1.10%	1.12%	1.09%
Expenses excluding waivers/reimbursements
and expense reductions	1.16%[2]	1.16%	1.16%	1.14%	1.15%	1.16%
Net investment income (loss)	2.68%[2]	2.46%	1.53%	0.57%	0.22%	0.67%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.65%	3.11%	2.18%	0.98%	0.81%	1.25%

Ratios and supplemental data
Net assets, end of period (millions)	$ 376	$ 375	$ 422	$ 492	$ 513	$ 561
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.53%[1]	0.53%	0.52%	0.52%	0.55%	0.56%
Expenses excluding waivers/reimbursements
and expense reductions	0.56%[1]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	3.29%[1]	3.06%	2.12%	0.96%	0.80%	1.20%

1 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
AIRPORT 1.8%
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER, 3.69%, VRDN, (Insd. by XL Capital,
Ltd. & Liq.: Merrill Lynch & Co., Inc.)	$ 675,000	$675,000
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. 1019, 3.71%, VRDN, (Insd. by FGIC &
Liq.: JPMorgan Chase & Co.)	2,035,000	2,035,000
Hillsborough Cnty., FL Aviation Auth. RB, Ser. 930, 3.68%, VRDN, (Insd. by AMBAC
& Liq.: JPMorgan Chase & Co.)	3,745,000	3,745,000
Houston, TX Arpt. Sys. RB, Ser. 404, 3.66%, VRDN, (Insd. by FGIC & Liq.: Morgan
Stanley)	1,100,000	1,100,000
JPMorgan Chase & Co. RB, PUTTER, Ser. 1761, 3.88%, VRDN, (Liq.: JPMorgan
Chase & Co.)	15,850,000	15,850,000
Metropolitan Washington, DC Arpt. Auth. MSTR, 3.81%, VRDN, (SPA: Societe
Generale)	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.88%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 3.88%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000

		37,610,000

EDUCATION 4.1%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2003-14, 3.64%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Bank)	1,800,000	1,800,000
Ser. 2004-10, 3.60%, 08/02/2007, (Insd. by FSA)	1,000,000	1,000,000
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 3.66%, VRDN, (Insd. by MBIA &
Liq.: Bear Stearns Cos.)	10,010,000	10,010,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 4.08%, VRDN, (LOC:
Columbus B&T Co.)	1,800,000	1,800,000
Colorado Edl. & Cultural Facs. Auth. RB:
Concordia Univ. of Irvine Proj., 3.74%, VRDN, (LOC: U.S. Bank)	2,275,000	2,275,000
Vail Mountain Sch. Proj., 3.70%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Columbus, GA Dev Auth. RB, Foundation Properties, Inc., Art & Theatre Bldg. Proj.,
Ser. 2007, 3.66%, VRDN, (LOC: Columbus B&T Co.)	2,200,000	2,200,000
Franklin Cnty., TN Hlth. & Edl. Facs. Board RB, St. Andrew’s Sewanee Sch. Proj.,
3.64%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Fulton Cnty., GA Dev. Auth. RB:
Deutsche Bank Spears Trust, 3.79%, VRDN, (Liq.: Deutsche Bank AG)	2,415,000	2,415,000
Mount Pisgah Christian Sch. Proj., 3.66%, VRDN, (LOC: Bank of North Georgia)	4,500,000	4,500,000
Georgia Private Colleges and Universities Auth. RB, Mercer Univ. Proj.:
3.67%, VRDN, (LOC: Branch Bank & Trust Co.)	11,555,000	11,555,000
Ser. A, 3.67%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 3.71%, VRDN, (LOC: Fulton Finl.
Corp.)	3,345,000	3,345,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 3.71%, VRDN, (LOC:
Columbus B&T Co.)	6,615,000	6,615,000
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch. Proj.,
3.74%, VRDN, (LOC: Fifth Third Bancorp)	5,015,000	5,015,000
New York Dorm. Auth. RRB, 3.54%, VRDN , (Insd. by MBIA & Liq.: Dexia SA)	4,965,000	4,965,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Oak Ridge, TN IDRB, Oak Ridge Univ. Proj., 3.64%, VRDN, (SPA: Allied Irish Banks
plc)	$3,800,000	$3,800,000
Pennsylvania Higher Edl. Facs. Auth. RB, Ser. 1412, 3.66%, VRDN, (Insd. by MBIA &
Liq.: Morgan Stanley)	799,000	799,000
Seneca Gardens, KY Edl. Facs. RB, Louisville Presbyterian Seminary Proj., Ser. 2005,
3.69%, VRDN, (LOC: Natl. City Bank of Kentucky)	5,145,000	5,145,000
South Carolina Edl. Facs. Auth. RB, Erskine College Proj., 3.65%, VRDN, (LOC: Natl.
Bank of South Carolina)	5,750,000	5,750,000
Summit Cnty., OH RB, Western Academy Reserve, 3.64%, VRDN, (LOC: KeyCorp)	235,000	235,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 3.67%, VRDN,
(LOC: Bank of America Corp.)	2,000,000	2,000,000

		86,409,000

GENERAL OBLIGATION - LOCAL 7.5%
ABN AMRO Munitops Cert. Trust:
Ser. 2003-18, 3.60%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,495,000	9,495,000
Ser. 2006-07, 3.67%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	6,055,000	6,055,000
Ser. 2006-39, 3.67%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,730,000	9,730,000
Branch Bank & Trust Co., Muni. Trust Floater RB:
Ser. 1000, 3.79%, VRDN, (LOC: Branch Bank & Trust Co.)	48,400,000	48,400,000
Ser. 1002, 3.79%, VRDN, (LOC: Branch Bank & Trust Co.)	6,320,000	6,320,000
Ser. 1004, 3.79%, VRDN, (LOC: Branch Bank & Trust Co.)	11,560,000	11,560,000
Chattanooga, TN GO, ROC RR-II-R 1026, 21st Century Waterfront Proj., 3.67%,
VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,870,000	4,870,000
Chilton, WI Sch. Dist. GO, ROC RR-II-R 1017, 3.67%, VRDN, (Liq.: Citigroup Global
Markets)	5,325,000	5,325,000
Cook Cnty., IL GO, Ser. 559, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
DeSoto, TX Independent Sch. Dist. GO, PFOTER, 3.68%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	855,000	855,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 3.67%, VRDN, (Insd. by FGIC)	2,770,000	2,770,000
Harrison Cnty., MS GO, Dev. Bank Spl. Obl. Bond Program, 3.71%, VRDN, (Insd. by
AMBAC)	38,000,000	38,000,000
Honolulu, HI GO, PFOTER, 3.68%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch &
Co., Inc.)	4,995,000	4,995,000
Kitsap Cnty., WA Sch. Dist. GO, ROC RR-II-R 1009, 3.67%, VRDN, (Liq.: Citigroup,
Inc.)	5,165,000	5,165,000
Will Cnty., IL Cmnty. High Sch. Dist. GO, PFOTER, 3.68%, VRDN, (SPA:
Merrill Lynch & Co., Inc.)	675,000	675,000

		157,215,000

GENERAL OBLIGATION - STATE 4.7%
California GO, PUTTER:
Ser. 1011, 3.67%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,000,000	8,000,000
Ser. 1017, 3.67%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	34,010,000	34,010,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Clipper Tax-Exempt Cert. Trust:
3.67%, VRDN, (Liq.: State Street Corp.)	$14,500,000	$14,500,000
3.71%, VRDN, (Liq.: State Street Corp.)	30,000,000	30,000,000
Florida Dept. of Trans. GO, ROC RR-II-R 1001, 3.67%, VRDN, (Liq.: Citigroup, Inc.)	3,945,000	3,945,000
Texas GO:
Ser. 1016, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,295,000	3,295,000
Ser. PZ-108, 3.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,195,000	6,195,000

		99,945,000

HOSPITAL 10.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, 3.79%, VRDN, (Liq.: Deutsche Bank AG)	5,000,000	5,000,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 3.82%, VRDN, (LOC: Columbus B&T Co.)	17,120,000	17,120,000
Methodist Home for the Aging, 4.96%, VRDN, (LOC: Colonial BancGroup, Inc.)	6,000,000	6,000,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 4.01%, VRDN, (Gtd. by Columbus
B&T Co.)	8,245,000	8,245,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.63%, VRDN, (LOC:
SunTrust Banks, Inc.)	1,027,000	1,027,000
Everett, WA, Deutsche Bank Spears Trust RB, 3.79%, VRDN, (Liq.: Deutsche Bank AG)	6,865,000	6,865,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.68%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	17,195,000	17,195,000
Kentucky EDA, St. Luke’s Hosp. RB, PFOTER, 3.70%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	500,000	500,000
Leesburg, FL Hosp. RB, The Villages Regl. Hosp. Proj., 3.67%, VRDN, (Insd. by
Radian Asset Assurance, Inc. & SPA: Bank of Nova Scotia)	12,000,000	12,000,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 3.69%, VRDN, (LOC: Bank One)	920,000	920,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 3.65%, VRDN, (LOC: Union Planters Bank)	3,680,000	3,680,000
Cenikor Foundation Proj., 3.65%, VRDN, (LOC: Union Planters Bank)	2,815,000	2,815,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 3.62%, VRDN, (LOC: Bank of America Corp.)	1,111,000	1,111,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 3.70%, VRDN, (LOC:
WestLB AG)	2,000,000	2,000,000
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, 3.62%, VRDN, (LOC:
Regions Bank)	8,500,000	8,500,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 3.81%, VRDN, (LOC: Regions
Bank)	1,080,000	1,080,000
New Hampshire Hlth. & Edl. Facs. RB, New London Hospital, Ser. 2007, 3.65%,
VRDN, (LOC: Fortis Bank)	10,000,000	10,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.65%, 03/06/2008, (SPA: Bay Hypo-Und
Vereinsbank AG)	25,125,000	25,125,000
Pennsylvania EDFA Treasury Dept. Hosp. RB, Ser. A-2, 3.64%, VRDN, (LOC: Natl.
City Corp.)	3,000,000	3,000,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 3.67%, VRDN, (LOC: Lloyds TSB
Group plc)	6,400,000	6,400,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Rhode Island Hlth. & Edl. Bldg. Corp. MTC, Lifespan Proj.:
Ser. 1999-69A, Class A, 3.76%, VRDN, (Liq.: Bear Stearns Cos.)	$ 27,550,000	$27,550,000
Ser. 1999-69B, Class B, 3.76%, VRDN, (Liq.: Bear Stearns Cos.)	27,550,000	27,550,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 3.76%, VRDN, (Liq.: Bear Stearns Cos.)	2,805,000	2,805,000
South Carolina Jobs EDA Hosp. Facs. RB, Cannon Mem. Hosp., Ser. A, 3.68%, VRDN,
(LOC: Natl. Bank of South Carolina)	2,945,000	2,945,000
Springfield, TN Hlth. & Edl. Facs. RB, North Crest Med. Ctr. Proj., Ser. A, 3.67%,
VRDN, (LOC: Amsouth Bancorp)	3,000,000	3,000,000
St. Joseph Cnty., IL, Deutsche Bank Spears Trust RB, 3.89%, VRDN, (Liq.: Deutsche
Bank AG)	3,990,000	3,990,000
St. Paul, MN, Deutsche Bank Spears Trust RB, 3.87%, VRDN, (Liq.: Deutsche
Bank AG)	5,600,000	5,600,000
Sullivan Cnty., TN, Deutsche Bank Spears Trust RB, 3.79%, VRDN, (Liq.: Deutsche
Bank AG)	5,030,000	5,030,000

		217,053,000

HOUSING 28.9%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-1, 3.73%, VRDN, (LOC: LaSalle Bank, NA)	2,605,000	2,605,000
Ser. 2005-68, 3.68%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Bank)	17,085,000	17,085,000
Alaska Hsg. Fin. Corp. RB, Ser. 1020, 3.71%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,845,000	4,845,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 3.64%, VRDN, (LOC:
Marshall & Ilsley Corp.)	9,485,000	9,485,000
California HFA RB:
Home Mtge., Ser. F, 3.73%, VRDN, (LOC: Fortis Bank)	11,690,000	11,690,000
Ser. J, 3.70%, VRDN, (LOC: Lloyds TSB Bank plc)	300,000	300,000
Ser. U, 3.70%, VRDN, (Insd. by FSA & Liq.: Dexia Credit Local)	600,000	600,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Ct. Proj., 3.75%, VRDN, (LOC:
First Tennessee Bank)	1,300,000	1,300,000
Chicago, IL SFHRB, Ser 2B, 3.87%, 06/08/2008	6,500,000	6,500,000
Class B Revenue Bond Cert. Trust, Ser. 2001-02, 3.83%, VRDN, (Liq.: American Intl.
Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 3.73%, VRDN, (SPA: State Street Corp.)	3,109,066	3,109,066
Ser. 2000-01, 3.69%, VRDN, (SPA: State Street Corp.)	40,000	40,000
Ser. 2002-09, 3.73%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	23,789,000	23,789,000
Ser. 2004-10, 3.73%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	7,391,000	7,391,000
Ser. 2005-14, 3.70%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	3,888,000	3,888,000
Ser. 2006-06, 3.70%, VRDN, (Liq.: State Street Corp.)	4,488,000	4,488,000
Ser. 2006-09, 3.65%, VRDN, (Liq.: State Street Corp.)	7,000,000	7,000,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., 3.71%, VRDN, (LOC:
Northern Trust Co.)	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 3.91%, VRDN, (LOC: Columbus B&T Co.)	4,250,000	4,250,000
DeKalb Cnty., GA Hsg. Auth. MHRB, Post Walk Proj., 2.62%, VRDN, (Liq.: FNMA)	14,800,000	14,800,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 3.78%, VRDN, (LOC: SunTrust Banks, Inc.)	$ 2,620,000	$2,620,000
Tyler House Trust, Ser. 1995-A, 3.70%, VRDN, (SPA: Landesbank
Hessen-Thüringen Girozentrale)	14,200,000	14,200,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 3.70%, VRDN, (Insd. by
GNMA & LOC: Bank of America Corp.)	4,155,000	4,155,000
Fairfax Cnty, VA MHRRB, Ser 2007-67G, 3.70%, VRDN, (Liq.: Goldman Sachs
Group, Inc.)	19,995,000	19,995,000
FHLMC MHRB, Ser. M001, Class A, 3.71%, VRDN, (Liq: FHLMC)	11,735,203	11,735,203
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., 3.66%, VRDN, (Liq.: FHLMC)	9,775,000	9,775,000
Goldman Sachs Pool Trust RB, Ser. 34, 3.71%, VRDN, (Liq.: Goldman Sachs Group,
Inc.)	6,716,164	6,716,164
Greystone Tax-Exempt COP, Cert. of Beneficial Ownership, Ser. 2002-1, 3.71%,
VRDN, (LOC: Bank of America Corp.)	5,410,000	5,410,000
Hamilton Cnty., OH MHRB, Forest Ridge Apt. Proj., 3.83%, VRDN, (Liq.: American
Intl. Group, Inc.)	10,610,000	10,610,000
Hamilton Cnty., OH Pub. Bldg. Corp. BAN, Ser. A, 3.90%, VRDN	4,600,000	4,600,000
Indiana CDA MHRB, Ser. E-2, 3.62%, 12/20/2007, (LOC: Rabobank Intl.)	6,425,000	6,425,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 3.66%, VRDN, (Insd. by FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 3.83%, VRDN, (Liq.:
American Intl. Group, Inc.)	7,942,000	7,942,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 3.69%, VRDN, (LOC: U.S.
Bancorp)	8,075,000	8,075,000
Macon Trust Pooled Cert.:
Ser. 1997, 3.78%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	2,245,000	2,245,000
Ser. 1998A, 3.62%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	1,329,000	1,329,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.63%, VRDN,
(LOC: SunTrust Banks, Inc.)	218,000	218,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 3.69%, VRDN,
(Insd. by FNMA)	3,800,000	3,800,000
Medium-Term Multifamily Hsg. MTC, Class A-1, 3.74%, VRDN, (SPA: Merrill Lynch
& Co., Inc.)	30,755,000	30,755,000
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts:
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,484,000	9,484,000
Class A:
3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,180,000	4,180,000
3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	77,515,000	77,515,000
Class B, 3.74%, VRDN, (LOC: Merrill Lynch & Co., Inc.)	47,840,000	47,840,000
Class C, 3.71%, VRDN, (LOC: Lloyds TSB Group plc)	3,405,000	3,405,000
Class F, 3.73%, VRDN, (LOC: Lloyds TSB Bank plc)	2,925,000	2,925,000
Class G, 3.71%, VRDN, (LOC: Lloyds TSB Group plc)	20,450,000	20,450,000
Class I, 3.71%, VRDN, (LOC: Lloyds TSB Group plc)	645,000	645,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow
Creek Apts. Proj., 3.85%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj.,
3.71%, VRDN, (Insd. by FHLMC)	$ 4,750,000	$4,750,000
Minneapolis, MN MHRB, Stone Arch Apts., 3.71%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota Hsg. Fin. Agcy. RB, Residential Hsg. Fin. Proj.:
Ser. A, 3.65%, 03/04/2008, (SPA: State Street Corp.)	10,000,000	10,000,000
Ser. R, 3.58%, 11/29/2007, (LOC: Wells Fargo & Co.)	11,500,000	11,500,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.71%, VRDN, (SPA:
Danske Bank)	20,000,000	20,000,000
MuniMae Trust RB:
3.65%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	7,190,000	7,190,000
Ser. 2002-1M, 3.66%, VRDN, (Insd. by MBIA & SPA: Bayerische Landesbanken)	11,590,000	11,590,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 3.88%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Bridgeport Apts. Proj., 3.83%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
Oakland, CA Redev. Agcy. MHRB, 3.70%, VRDN, (LOC: Lloyds TSB Group plc)	6,800,000	6,800,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 3.69%,
VRDN, (LOC: KeyCorp)	1,200,000	1,200,000
Olathe, KS MHRB:
Gardens Creekside Proj., 4.125%, 09/19/2007	3,335,000	3,335,000
Jefferson Place Apts. Proj., Ser. B, 3.67%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
Park Trails, OH RB, Ser. TR, 3.83%, VRDN	1,800,000	1,800,000
Pinellas Cnty., FL HFA RB, PFOTER, 3.70%, VRDN, (SPA: Landesbank
Hessen-Thüringen Girozentrale)	410,000	410,000
Simi Valley, CA MHRB, 3.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,800,000	14,800,000
South Dakota HDA RB, PFOTER, 3.70%, VRDN, (Gtd. by Pallas Capital Corp. & Liq.:
Merrill Lynch & Co., Inc.)	870,000	870,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 3.71%, VRDN, (Insd. by GNMA,
FNMA, FHLMC & Liq.: JPMorgan Chase & Co.)	4,465,000	4,465,000
Washington MHRB, Eaglepointe Apts., Ser. A, 3.83%, VRDN, (Liq.: American Intl.
Group, Inc.)	4,840,000	4,840,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 3.71%, VRDN, (LOC: Marshall & Isley
Bank)	5,750,000	5,750,000

		607,884,433

INDUSTRIAL DEVELOPMENT REVENUE 15.8%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.67%, VRDN, (LOC: Bank of America
Corp.)	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.64%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	1,748,000	1,748,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 3.66%, VRDN, (SPA: Royal
Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., 3.74%, VRDN, (LOC: U.S. Bancorp)	3,955,000	3,955,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 3.69%, VRDN,
(LOC: Bank of America Corp.)	720,000	720,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 3.75%, VRDN, (LOC: AmSouth Bancorp)	2,700,000	2,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Brunswick & Glynn Cnty., GA EDRB, Epworth by the Sea Proj., 3.66%, VRDN, (LOC:
Columbus B&T Co.)	$ 1,109,000	$1,109,000
Butler, WI IDRB, Western States Envelope Co. Proj., 3.69%, VRDN, (LOC: Marshall
& Ilsley Corp.)	1,295,000	1,295,000
California EDA RB, Killion Inds. Proj., 3.91%, VRDN, (LOC: Union Bank of California)	2,720,000	2,720,000
Chester Cnty., PA IDRB, YMCA Brandywine Proj., Ser. 2007, 3.69%, VRDN, (LOC:
Fulton Finl. Corp.)	3,500,000	3,500,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 4.05%, VRDN, (Gtd. by Honeywell
Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 3.73%, VRDN, (LOC: Branch
Bank & Trust Co.)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 3.69%, VRDN, (LOC: Bank of
America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.87%, VRDN,
(LOC: Wells Fargo & Co.)	1,925,000	1,925,000
Colorado HFA EDRB, Gressman Enterprises Proj., 3.78%, VRDN, (LOC: Wells Fargo
& Co.)	3,300,000	3,300,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.80%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., 3.73%, VRDN,
(LOC: Bank of the West)	12,250,000	12,250,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., 4.125%, VRDN, (LOC: LaSalle
Bank)	4,150,000	4,150,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 3.69%, VRDN, (LOC: Wells Fargo
& Co.)	5,200,000	5,200,000
Devils Lake, ND IDRB, Noodles by Leonardo, 4.01%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 3.73%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 3.76%, VRDN, (LOC: Columbus
B&T Co.)	7,570,000	7,570,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 3.86%, VRDN, (LOC: U.S. Bancorp)	1,795,000	1,795,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 3.78%, VRDN, (LOC: Harris Trust & Savings Bank)	1,920,000	1,920,000
Four Season Hsg., Inc. Proj., 3.79%, VRDN, (LOC: KeyCorp)	1,500,000	1,500,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 3.76%, VRDN, (LOC: AmSouth
Bancorp)	3,580,000	3,580,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 3.76%, VRDN, (LOC: Fifth Third
Bancorp)	765,000	765,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 3.79%, VRDN, (LOC: Natl. City
Corp.)	1,060,000	1,060,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 3.73%, VRDN, (LOC: Bank of
America Corp.)	800,000	800,000
Hackleberg, AL IDRB, River Birch Homes Proj., 3.81%, VRDN, (LOC: AmSouth
Bancorp)	610,000	610,000
Haleyville, AL IDRB, Door Components, LLC Proj., 3.76%, VRDN, (SPA: Canadian
Imperial Bank)	1,420,000	1,420,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Hamilton, AL IDRB, Quality Hsg. Proj., 3.81%, VRDN, (SPA: Canadian Imperial Bank)	$ 715,000	$715,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 3.78%, VRDN, (LOC:
Crestar Bank)	860,000	860,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 3.86%, VRDN, (LOC: Associated
Banc-Corp.)	1,505,000	1,505,000
Huntsville, AL IDRB, Brown Precision, Inc. Proj., 3.71%, VRDN, (LOC: First Comml.
Bank)	2,810,000	2,810,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 3.91%, VRDN,
(LOC: BNP Paribas SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., 3.87%, VRDN,
(LOC: Rabobank Intl.)	6,900,000	6,900,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 3.69%, VRDN, (LOC:
Bank One)	1,450,000	1,450,000
Iowa Fin. Auth. IDRB:
Embria Hlth. Sciences Proj., 3.71%, VRDN	2,000,000	2,000,000
Interwest Proj., 3.78%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,350,000	3,350,000
Jackson, TN IDRB, Gen. Cable Corp. Proj., 3.70%, VRDN, (LOC: JPMorgan Chase
& Co.)	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 3.78%, VRDN, (LOC: JPMorgan
Chase & Co.)	2,300,000	2,300,000
Jerome Cnty., ID IDRB, Jerome Cheese Proj., 3.78%, VRDN, (LOC: Bank of Montreal)	19,420,000	19,420,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj.: 3.78%, VRDN, (SPA: Bay
Hypo-Und Vereinsbank AG)	5,800,000	5,800,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 3.75%, VRDN, (LOC:
U.S. Bancorp)	725,000	725,000
Lexington-Fayette Cnty., KY Government Industrial Bldg. RB, Cmnty. Action Council
Proj., Ser. 2003, 3.69%, VRDN, (LOC: Natl. City Bank of Indiana)	2,540,000	2,540,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 3.79%, VRDN, (LOC:
U.S. Bancorp)	2,375,000	2,375,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 3.76%, VRDN, (LOC:
KeyCorp)	2,635,000	2,635,000
Massachusetts IFA IDRB:
Portland Causeway Proj., 3.75%, VRDN, (LOC: Sovereign Bancorp, Inc.)	2,000,000	2,000,000
Portland Causeway Realty Trust Co., Ser. 1988, 3.75%, VRDN, (LOC: Sovereign
Bancorp, Inc.)	700,000	700,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 6.13%,
VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Mibelloon Dairy Proj., 3.73%, VRDN, (LOC: Wells Fargo & Co.)	3,000,000	3,000,000
Quantum, Inc. Proj., 3.81%, VRDN, (LOC: Heller Finl., Inc.)	4,040,000	4,040,000
Wilden Adventures Proj., 3.79%, VRDN, (LOC: Comerica Bank)	3,080,000	3,080,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 3.86%, VRDN,
(LOC: Firstbank Corp.)	1,270,000	1,270,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 3.91%, VRDN,
(SPA: Societe Generale)	$3,265,000	$3,265,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 3.78%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	3,300,000	3,300,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 3.71%, VRDN,
(LOC: Amsouth Bank, NA)	3,110,000	3,110,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., 3.73%,
VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Lisbon, WI IDRB, Leer, LP Proj., 3.86%, VRDN, (LOC: U.S. Bancorp)	2,220,000	2,220,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 3.76%, VRDN, (LOC: U.S.
Bancorp)	2,590,000	2,590,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 3.67%, VRDN, (LOC:
Bank of America Corp.)	1,900,000	1,900,000
Olathe, KS IDRB, Insulite Proj., 3.86%, VRDN, (LOC: U.S. Bancorp)	1,210,000	1,210,000
Oregon EDRB, Beef Northwest Feeders, Inc., 3.78%, VRDN, (LOC: Bank of America
Corp.)	1,435,000	1,435,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 3.71%, VRDN, (LOC: U.S. Bancorp)	2,115,000	2,115,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 3.76%, VRDN,
(LOC: Bank of California)	800,000	800,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj.,
3.78%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., 3.86%, VRDN, (LOC:
Associated Banc-Corp.)	1,115,000	1,115,000
Portland, OR EDA RB, Broadway Proj., 3.64%, VRDN, (Insd. by AMBAC & LOC:
KeyCorp)	4,500,000	4,500,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., 3.75%, VRDN, (LOC:
Branch Bank & Trust Co.)	4,500,000	4,500,000
Rockwall, TX IDRB, Columbia Extrusion Corp., 3.87%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 3.67%, VRDN, (LOC: Bank of America
Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 3.79%, VRDN, (LOC:
Associated Banc-Corp.)	1,835,000	1,835,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 4.04%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Blue Ridge Log Cabins, LLC, 3.75%, VRDN, (LOC: Branch Bank & Trust Co.)	6,600,000	6,600,000
Compact Air Products, LLC, 3.76%, VRDN, (LOC: KeyCorp)	2,670,000	2,670,000
Ortec, Inc. Proj., Ser. B, 3.72%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Roller Bearing Co. Proj., Ser. 1994-A, 3.81%, VRDN, (Liq.: Heller Finl., Inc.)	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, 3.66%, VRDN, (Insd. by AMBAC & SPA: RBC
Centura Bank)	6,995,000	6,995,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 3.86%, VRDN, (LOC: U.S. Bancorp)	1,950,000	1,950,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 3.93%, VRDN, (LOC: U.S.
Bancorp)	1,180,000	1,180,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 3.76%, VRDN, (LOC: U.S. Bancorp)	$ 5,460,000	$5,460,000
Kuenz Heating & Sheet Metal, 3.93%, VRDN, (LOC: U.S. Bancorp)	2,140,000	2,140,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, 4.16%, VRDN, (LOC: U.S.
Bancorp)	350,000	350,000
Surry Cnty., VA IDA RB, Windsor Mill Proj., Ser. 2007, 3.71%, VRDN, (LOC: Wells
Fargo & Co.)	3,750,000	3,750,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 3.78%, VRDN,
(SPA: Rabobank Intl.)	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 3.81%, VRDN, (LOC: Regions
Bank)	4,000,000	4,000,000
Tulsa, OK Indl. Auth. IDRB, YMCA of Greater Tulsa Proj., 3.81%, VRDN, (LOC: Bank
of Oklahoma, NA)	5,510,000	5,510,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 3.76%, VRDN, (LOC: KeyCorp)	2,220,000	2,220,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 3.95%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 3.78%, VRDN, (LOC: Bank
of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 3.76%,
VRDN, (LOC: KeyCorp)	1,285,000	1,285,000
Weber Cnty., UT IDRB, US Holdings Manufacturing Proj., Ser. 2007, 3.73%, VRDN,
(LOC: SunTrust Banks, Inc.)	4,500,000	4,500,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 3.88%, VRDN, (LOC: Crestar Bank)	1,810,000	1,810,000
Ser. B, 3.88%, VRDN, (LOC: Crestar Bank)	1,185,000	1,185,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 3.76%, VRDN, (LOC: AmSouth
Bancorp)	8,000,000	8,000,000
Winnemucca, NV EDRB, Carry On Trailor, Inc. Proj., 3.78%, VRDN, (LOC: Regions
Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 3.97%, VRDN, (LOC:
Bank of the West)	3,680,000	3,680,000

		332,042,000

LEASE 0.9%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.82%, VRDN,
(LOC: LaSalle Bank NA)	1,650,461	1,650,461
BB&T Muni. Trust, Ser. 1006, 3.79%, VRDN, (LOC & Liq.: Branch Bank &
Trust Co.)	7,000,000	7,000,000
Goat Hill Properties, Washington Lease RB, ROC RR-II-R 2173, 3.67%, VRDN, (Insd.
by MBIA)	1,330,000	1,330,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.66%, VRDN, (Liq.: Morgan
Stanley)	2,227,500	2,227,500
St. Lucie Cnty., FL Sch. Board RB, 3.66%, VRDN, (LOC: Bank of New York Mellon
Corp.)	6,197,000	6,197,000

		18,404,961

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MANUFACTURING 0.7%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 3.68%, VRDN, (LOC:
SunTrust Banks, Inc.)	$3,150,000	$3,150,000
Pinellas Cnty., FL IDA RB, Sure-Feed Engineering, Inc. Proj., 3.67%, VRDN, (LOC:
Bank of America Corp.)	2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 3.81%, VRDN,
(LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 3.72%, VRDN, (LOC: Bank of America
Corp.)	2,800,000	2,800,000

		14,700,000

MISCELLANEOUS REVENUE 12.1%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4,
5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	6,000,000	6,054,884
Cassia Cnty., ID IDRB, Oak Valley Land Corp. Proj., 3.78%, VRDN, (LOC: Bank of
America Corp.)	3,500,000	3,500,000
Clarksville, TN Pub. Bldg. Auth. RB:
3.67%, VRDN, (LOC: Bank of America Corp.)	815,000	815,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., 3.78%, VRDN,
(LOC: Bank of the West)	3,300,000	3,300,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 3.65%, VRDN, (Insd. by Merrill Lynch &
Co., Inc.)	7,050,000	7,050,000
Gulf Coast, TX Waste Disposal Auth. RB, BP Amoco Chemical Co. Proj., 3.74%,
VRDN, (Gtd. by BP plc)	19,000,000	19,000,000
Hudson Yards Infrastructure Corp. of New York RB, 3.65%, VRDN, (Insd. by MBIA &
Liq.: JPMorgan Chase & Co.)	1,900,000	1,900,000
Indiana Bond Bank RB, Ser. A, 4.25%, 01/31/2008, (LOC: Bank of New York Mellon
Corp.)	5,000,000	5,014,529
JPMorgan Chase & Co., GO, PFOTER, Ser. 1750P, 3.81%, VRDN, (Insd. by MBIA &
Liq.: JPMorgan Chase & Co.)	42,595,000	42,595,000
Lehman Muni. Trust Receipts, Ser. 2007-P38W, 3.70%, VRDN	6,000,000	6,000,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 3.81%, VRDN,
(Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 4.01%, VRDN, (SPA: Commerce de
France)	800,000	800,000
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts:
3.68%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	175,000	175,000
3.71%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,995,000	4,995,000
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,310,000	9,310,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures,
Ser. 2002-A, 3.71%, VRDN, (LOC: AmSouth Bancorp)	3,270,000	3,270,000
Miami-Dade Cnty., FL Spl. Obl. PFOTER, 3.68%, VRDN, (Insd. by MBIA)	5,000,000	5,000,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB:
3.67%, VRDN, (LOC: Bank of America Corp.)	420,000	420,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Municipal Securities Pool Trust Receipts:
3.74%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	$ 14,770,000	$14,770,000
Municipal Securities Trust Cert., Ser. 2006-3017, Class A, 3.67%, VRDN, (Insd. by
AMBAC & Liq.: Bear Stearns Cos.)	5,290,000	5,290,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 3.73%, VRDN	4,300,000	4,300,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.82%,
VRDN, (Gtd. by Motiva Enterprises, LLC)	10,635,000	10,635,000
Port Corpus Christi, TX Nueces Cnty. Solid Waste Disposal RB, Flint Hills Resources
Proj.:
3.93%, VRDN, (Gtd. by Flint Hills Resources)	33,000,000	33,000,000
Ser. A, 3.91%, VRDN, (Gtd. by Flint Hills Resources)	25,000,000	25,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 3.81%, VRDN, (Gtd. by Caterpillar,
Inc.)	1,000,000	1,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 3.73%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 3.73%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 3.73%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.84%, VRDN,
(Gtd. by Dow Chemical Co.)	13,300,000	13,300,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 3.67%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 3.69%, VRDN, (LOC:
KeyCorp)	2,230,000	2,230,000

		254,144,413

PORT AUTHORITY 0.8%
Louisiana Pub. Facs. Auth. RB, International Matex Tank Terminals, 3.63%, VRDN,
(LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 3.71%, VRDN, (Insd.
by AMBAC & LOC: AmSouth Bancorp)	6,800,000	6,800,000

		16,800,000

PUBLIC FACILITIES 0.5%
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 3.75%, VRDN,
(LOC: First Tennessee Bank)	10,915,000	10,915,000

RESOURCE RECOVERY 0.8%
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B: 4.03%, VRDN, (LOC: Bank
One)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 4.03%, VRDN, (SPA: Bank
of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		16,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE 0.7%
Gulf Coast of Texas Waste Disposal Auth. RB, Amoco Oil Co. Proj., 3.74%, VRDN	$ 1,100,000	$1,100,000
Iowa Fin. Auth. Solid Waste Disposal RB:
Jacksonville Farm Proj., 3.78%, VRDN, (LOC: SunTrust Banks, Inc.)	4,545,000	4,545,000
Real Estate Iowa One Proj., 3.73%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000
Lincoln Cnty., WY PCRB, Exxon Proj., Ser. A, 3.64%, VRDN, (Liq.: Exxon Mobil
Corp.)	1,500,000	1,500,000

		14,845,000

SPECIAL TAX 3.4%
ABN AMRO Munitops RB, Ser. 2002-24, 3.66%, VRDN, (LOC: ABN AMRO Bank)	1,300,000	1,300,000
California Econ. Recovery GO, PUTTER, Ser. 452, 3.63%, VRDN, (Insd. by MBIA &
LOC: JPMorgan Chase & Co.)	1,480,000	1,480,000
Central Puget Sound, Washington Regl. Transit Auth. RB, ROC RR-II-R 7004, 3.67%,
VRDN, (Insd. by AMBAC)	18,404,000	18,404,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 3.70%, VRDN, (LOC: Northern Trust Co.)	7,105,000	7,105,000
Ser. B, 3.70%, VRDN, (LOC: Northern Trust Co.)	9,620,000	9,620,000
Louisiana Gas & Fuels RB, ROC RR-II-R 661, 3.67%, VRDN, (Insd. by FSA & Liq.:
CitiBank, NA)	16,665,000	16,665,000
New Mexico Fin. Auth. Trans. RB, Ser. 435, 3.67%, VRDN, (Insd. by MBIA & Liq.:
JPMorgan Chase & Co.)	8,670,000	8,670,000
Reno, NV Sales Tax RB, Ser. 2006-3G, 3.67%, VRDN, (Liq.: Goldman Sachs & Co.)	5,825,000	5,825,000
Washington Motor Vehicle Tax, Ser. 2002-B, 3.68%, VRDN, (Insd. by FSA &
LOC: Bank of New York Co.) 144A	2,754,500	2,754,500

		71,823,500

TOBACCO REVENUE 1.2%
Badger Tobacco Asset Security Corp. RB, PFOTER:
3.67%, VRDN, (LOC: Lloyds TSB Group plc)	3,345,000	3,345,000
3.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,810,000	3,810,000
Golden State Tobacco Securities Trust Cert., Ser. 7045, 3.67%, VRDN, (Liq.: Bear
Stearns Cos.)	5,500,000	5,500,000
New York, NY TSASC, Inc. RB, ROC RR-II-R 519CE, 3.67%, VRDN, (Insd. by
Citigroup, Inc. & Liq.: CitiBank, NA)	5,600,000	5,600,000
Tobacco Settlement Funding Corp. of New Jersey RB, PFOTER, 3.66%, VRDN, (SPA:
Merrill Lynch & Co., Inc.)	6,400,000	6,400,000

		24,655,000

TRANSPORTATION 0.9%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.66%,
VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	910,000	910,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.68%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	5,425,000	5,425,000
Massachusetts Turnpike Auth. Metro. Hwy. Sys. RB, ROC RR-II-R 536, 3.66%, VRDN,
(Insd. by MBIA & Liq.: Citigroup, Inc.)	6,505,000	6,505,000
Metropolitan Trans. Auth. of New York RB, 3.65%, VRDN, (SPA: Merrill Lynch
& Co., Inc.)	300,000	300,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New Jersey TTFA RB, Ser. 038, 3.67%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo
& Co.)	$ 2,780,000	$2,780,000
Puerto Rico Highway & Transportation RB, 3.66%, VRDN, (Liq.: Goldman Sachs
& Co.)	3,015,000	3,015,000

		18,935,000

UTILITY 2.4%
American Pub. Energy Agcy. RB, Nebraska Gas Supply Proj., Ser. A, 3.66%, VRDN,
(SPA: Societe Generale)	445,000	445,000
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj., 3.80%, VRDN,
(Liq.: Citigroup, Inc.)	10,000,000	10,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.85%, VRDN, (Gtd. by
Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj.: 3.85%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	5,550,000	5,550,000
Florida Util. Auth. RB, Ser. 327, 3.66%, VRDN, (Liq.: Morgan Stanley)	500,000	500,000
Mississippi Dev. Spl. Obl. Gas Auth. RB, Natural Gas Proj., Ser. 2005, 3.61%, VRDN,
(SPA: Societe Generale)	11,306,000	11,306,000
San Antonio, TX Elec. & Gas RB, ROC RR-II-R 6064, 3.67%, VRDN, (Insd. by FSA &
Liq.: Citigroup, Inc.)	3,120,000	3,120,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj, Ser. A, 3.68%, VRDN, (SPA:
Societe Generale)	12,930,000	12,930,000
Texas Gas Acquisition & Supply Corp. I, RB, Ser. 1453-R, 3.69%, VRDN, (SPA:
Merrill Lynch & Co., Inc.)	5,000,000	5,000,000

		49,851,000

WATER & SEWER 2.0%
ABN AMRO Munitops Cert. Trust RB:
3.66%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	5,700,000	5,700,000
3.67%, VRDN, (Insd. by FSA)	9,995,000	9,995,000
Colorado River, Texas Muni. Water Dist. RB, Republic Waste Svcs., Inc. Proj., 3.70%,
VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Gulf Coast, TX Waste Disposal Auth. RB, Republic Waste Svcs., Inc. Proj., 3.72%,
VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Houston, TX Water & Sewer Sys. RB, 3.68%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	1,045,000	1,045,000
Las Vegas Valley, NV Water Dist., Ser. 3214, 3.68%, VRDN, (Insd. by FGIC & SPA:
Merrill Lynch & Co., Inc.)	5,195,000	5,195,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB, 3.78%, VRDN, (LOC: Bank of
America Corp.)	2,500,000	2,500,000
Niceville, FL Water & Sewer RB, Ser. B, 3.63%, VRDN, (Insd. by AMBAC & LOC:
Columbus B&T Co.)	1,255,000	1,255,000
Puerto Rico Aqueduct & Sewer Auth. RB, ROC RR-II-R 10001CE, 3.67%, VRDN,
(Liq.: CitiBank, NA)	5,000,000	5,000,000
Raleigh, NC Comb Enterprise Sys. RB, ROC RR-II-R 7524, 3.67%, VRDN, (Liq.:
CitiBank, NA)	4,945,000	4,945,000

		43,135,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

Value

Total Investments (cost $2,092,367,307) 99.5%	$2,092,367,307
Other Assets and Liabilities 0.5%	11,133,795

Net Assets 100.0%	$2,103,501,102

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bond
BAN	Bond Anticipation Note	IFA	Industrial Finance Agency
CDA	Community Development Authority	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDFA	Economic Development Finance Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
EDRB	Economic Development Revenue Bond	MSTR	Municipal Securities Trust Receipt
EDRRB	Economic Development Refunding Revenue Bond	MTC	Municipal Trust Certificates
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHLB	Federal Home Loan Bank	PFOTER	Puttable Floating Option Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	PUTTER	Puttable Tax-Exempt Receipts
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	ROC	Reset Option Certificate
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HDA	Housing Development Authority	SPA	Securities Purchase Agreement
HFA	Housing Finance Authority	TTFA	Transportation Trust Fund Authority
IDA	Industrial Development Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2007:

Texas	9.3%	Ohio	0.9%
California	7.4%	Missouri	0.9%
Delaware	5.7%	New York	0.9%
Florida	4.5%	Iowa	0.8%
Georgia	4.1%	Michigan	0.8%
Alabama	4.0%	Kansas	0.8%
Illinois	3.8%	Hawaii	0.7%
Tennessee	3.5%	Utah	0.7%
Colorado	3.0%	New Jersey	0.7%
Washington	3.0%	Massachusetts	0.6%
Indiana	2.8%	Nevada	0.6%
Mississippi	2.7%	New Hampshire	0.5%
Louisiana	2.7%	North Carolina	0.5%
Rhode Island	2.6%	Kentucky	0.4%
District of Columbia	2.0%	New Mexico	0.4%
Wisconsin	1.9%	Oklahoma	0.4%
Minnesota	1.8%	Arizona	0.4%
South Carolina	1.8%	Oregon	0.3%
Pennsylvania	1.6%	Alaska	0.2%
Wyoming	1.6%	Arkansas	0.2%
Virginia	1.6%	West Virginia	0.1%
North Dakota	1.2%	South Dakota	0.1%
Idaho	1.1%	Maine	0.1%
Maryland	1.0%	Non-state specific	11.4%
Nebraska	1.0%
Puerto Rico	0.9%		100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2007:

Tier 1	98.3%
Tier 2	1.7%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2007:

2-7 days	95.2%
8-60 days	0.2%
61-120 days	0.2%
121-240 days	3.8%
241+ days	0.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007 (unaudited)

Assets
Investments at amortized cost	$2,092,367,307
Cash	199,716
Receivable for Fund shares sold	29,839
Interest receivable	12,073,147
Prepaid expenses and other assets	12,224

Total assets	2,104,682,233

Liabilities
Dividends payable	810,114
Payable for Fund shares redeemed	68,828
Advisory fee payable	22,076
Distribution Plan expenses payable	25,466
Due to other related parties	9,346
Accrued expenses and other liabilities	245,301

Total liabilities	1,181,131

Net assets	$2,103,501,102

Net assets represented by
Paid-in capital	$2,103,322,231
Overdistributed net investment income	(115,270)
Accumulated net realized gains on investments	294,141

Total net assets	$2,103,501,102

Net assets consists of
Class A	$349,361,220
Class S	346,789,828
Class S1	1,031,150,380
Class I	376,199,674

Total net assets	$2,103,501,102

Shares outstanding (unlimited number of shares authorized)
Class A	349,426,456
Class S	346,646,920
Class S1	1,031,190,763
Class I	376,125,721

Net asset value per share
Class A	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2007 (unaudited)

Investment income
Interest	$39,579,380

Expenses
Advisory fee	4,303,108
Distribution Plan expenses
Class A	548,838
Class S	1,041,448
Class S1	2,965,230
Administrative services fee	623,871
Transfer agent fees	390,696
Trustees’ fees and expenses	23,003
Printing and postage expenses	70,168
Custodian and accounting fees	297,360
Registration and filing fees	30,362
Professional fees	29,836
Other	15,389

Total expenses	10,339,309
Less: Expense reductions	(47,478)
Fee waivers	(311,936)

Net expenses	9,979,895

Net investment income	29,599,485

Net realized gains on investments	294,141

Net increase in net assets resulting from operations	$29,893,626

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2007		Year Ended
	(unaudited)		January 31, 2007

Operations
Net investment income		$29,599,485		$57,686,473
Net realized gains on investments		294,141		239,678

Net increase in net assets resulting
from operations		29,893,626		57,926,151

Distributions to shareholders from
Net investment income
Class A		(5,482,911)		(12,118,184)
Class S		(4,691,540)		(8,034,040)
Class S1		(13,330,147)		(25,083,976)
Class I		(6,235,306)		(12,562,735)

Total distributions to shareholders		(29,739,904)		(57,798,935)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,034,814,971	1,034,814,971	2,572,030,688	2,572,030,688
Class S	1,328,719,604	1,328,719,604	2,505,098,973	2,505,098,973
Class S1	2,928,144,524	2,928,144,524	5,410,761,504	5,410,761,504
Class I	136,943,395	136,943,395	384,930,107	384,930,107

		5,428,622,494		10,872,821,272

Net asset value of shares issued in
reinvestment of distributions
Class A	4,622,661	4,622,661	10,650,072	10,650,072
Class S	4,691,540	4,691,540	8,034,040	8,034,040
Class S1	13,330,147	13,330,147	25,083,970	25,083,970
Class I	2,127,817	2,127,817	4,374,884	4,374,884

		24,772,165		48,142,966

Payment for shares redeemed
Class A	(1,091,468,338)	(1,091,468,338)	(2,662,981,235)	(2,662,981,235)
Class S	(1,323,782,931)	(1,323,782,931)	(2,490,673,268)	(2,490,673,268)
Class S1	(2,940,028,831)	(2,940,028,831)	(5,494,764,165)	(5,494,764,165)
Class I	(138,224,221)	(138,224,221)	(435,556,318)	(435,556,318)

		(5,493,504,321)		(11,083,974,986)

Net decrease in net assets resulting
from capital share transactions		(40,109,662)		(163,010,748)

Total decrease in net assets		(39,955,940)		(162,883,532)
Net assets
Beginning of period		2,143,457,042		2,306,340,574

End of period		$2,103,501,102		$2,143,457,042

Undistributed (overdistributed) net
investment income		$(115,270)		$25,149

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S, Class S1 and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $311,936.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S and Class S1 shares.

5. INVESTMENT TRANSACTIONS

On July 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended July 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund
Trustee	Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners,
DOB: 2/14/1939	Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln
Term of office since: 1983	Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

**Visit us online at EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567513 rv4 09/2007

Evergreen Investments
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

567513  rv4  09/2007

Evergreen New Jersey Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen New Jersey Municipal Money Market Fund for the six-month period ended July 31, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six-month period. Stock prices tended to rise early in the period, sustaining the momentum of late 2006 and early 2007 in a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities then fell back in a major sell-off in the period’s final month. A market reversal in July 2007 was brought on by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market could spread to the general economy and signal a more general deterioration in credit quality within the bond market. Interest rates of longer-maturity bonds rose as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment, conservative, shorter-duration portfolios tended to hold up relatively well, while higher-yielding, lower-rated corporate bonds produced negative returns.

Despite the weakness in the housing industry, and the related problems in the subprime mortgage market, the domestic economy maintained

1

LETTER TO SHAREHOLDERS continued

its growth trajectory during the six-month period. While Gross Domestic Product grew by a rate of only 0.6% in the first quarter of 2007, it accelerated to a rate of 4.0% in the second quarter of 2007. During the six-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

Against this backdrop, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high-quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

Nasdaq symbol	ENJXX	N/A	EJMXX

6-month return	1.49%	1.34%	1.64%

Average annual return

1-year	2.94%	2.63%	3.24%

5-year	1.55%	1.25%	1.85%

Since portfolio inception	1.94%	1.69%	2.22%

7-day annualized yield	3.11%	2.81%	3.41%

30-day annualized yield	3.11%	2.81%	3.41%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.94	$ 4.40
Class S	$ 1,000.00	$ 1,013.42	$ 5.89
Class I	$ 1,000.00	$ 1,016.43	$ 2.90
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.43	$ 4.41
Class S	$ 1,000.00	$ 1,018.94	$ 5.91
Class I	$ 1,000.00	$ 1,021.92	$ 2.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class A, 1.18% for Class S and 0.58% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.49%	2.77%	1.83%	0.65%	0.53%	0.90%

Ratios and supplemental data
Net assets, end of period (millions)	$ 32	$ 22	$ 20	$ 23	$ 30	$ 42
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.88%[1]	0.87%	0.88%	0.89%	0.87%	0.86%
Expenses excluding waivers/
reimbursements and expense reductions	0.88%[1]	0.87%	0.88%	0.90%	0.88%	0.86%
Net investment income (loss)	2.87%[1]	2.74%	1.78%	0.62%	0.49%	0.81%

1 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS S	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.34%	2.46%	1.54%	0.35%	0.24%	0.60%

Ratios and supplemental data
Net assets, end of period (millions)	$ 185	$ 169	$ 162	$ 171	$ 66	$ 108
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.18%[2]	1.17%	1.17%	1.16%	1.16%	1.16%
Expenses excluding waivers/
reimbursements and expense reductions	1.18%[2]	1.17%	1.18%	1.17%	1.18%	1.16%
Net investment income (loss)	2.57%[2]	2.42%	1.51%	0.48%	0.19%	0.51%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2007	Year Ended January 31,
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.64%	3.07%	2.13%	0.95%	0.83%	1.21%

Ratios and supplemental data
Net assets, end of period (millions)	$ 10	$ 15	$ 10	$ 5	$ 22	$ 21
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.58%[1]	0.57%	0.58%	0.59%	0.57%	0.56%
Expenses excluding waivers/
reimbursements and expense reductions	0.58%[1]	0.57%	0.58%	0.60%	0.58%	0.56%
Net investment income (loss)	3.17%[1]	3.02%	2.19%	0.89%	0.73%	1.04%

1 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
CONTINUING CARE RETIREMENT COMMUNITY 3.7%
New Jersey EDA RRB, Crane’s Mill Proj., Ser. B, 3.63%, VRDN, (LOC: Sovereign
Bank & UniCredito Italiano SpA)	$2,895,000	$2,895,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Holland Christian Proj., Ser. A-2, 3.62%, VRDN, (LOC: Valley Natl. Bancorp)	2,700,000	2,700,000
Ser. A-6, 3.58%, VRDN, (Bank of America Corp.)	2,800,000	2,800,000

		8,395,000

EDUCATION 4.2%
California CDA RB, Biola Univ., Ser. B, 5.35%, VRDN, (SPA: BNP Paribas SA)	1,900,000	1,900,000
New Jersey EDA RB, Princeton Day Sch. Proj., 3.62%, VRDN, (LOC: Bank of
New York)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RB, Princeton Univ. Proj., Ser. SG148, 3.63%, VRDN,
(Gtd. by Societe Generale)	2,650,000	2,650,000

		9,550,000

GENERAL OBLIGATION - LOCAL 9.1%
Bayonne, NJ Parking Authority RB, 3.79%, VRDN	2,000,000	2,000,000
Camden, NJ BAN, Ser. A, 4.00%, 11/21/2007	6,928,570	6,934,093
Chester Township, NJ BAN, 4.00%, 09/28/2007	1,234,000	1,234,596
Fair Haven, NJ Sch. Dist. GO, 4.00%, 10/04/2007	3,500,000	3,501,594
Flemington, NJ BAN, 3.875%, 04/11/2008	3,527,350	3,530,762
Mercer Cnty., NJ Washington Township Board of Ed. Refunding GO, Ser. 2808,
3.64%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	3,300,000	3,300,000

		20,501,045

GENERAL OBLIGATION - STATE 5.9%
California GO, PFOTER, Ser. 1008, 3.67%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	5,100,000	5,100,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.72%, VRDN, (Liq.:
Societe Generale)	900,000	900,000
New Jersey GO, Ser. 1995-D, 3.66%, VRDN, (LOC: Chase Manhattan Bank)	6,130,000	6,130,000
New Jersey MTC GO, Ser. 2001-174, Class A, 3.73%, VRDN, (Liq.: Bear Stearns
Cos.)	1,200,000	1,200,000

		13,330,000

HOSPITAL 8.4%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj.,
Ser. B, 3.71%, VRDN, (LOC: Commerce Bancorp, Inc.)	13,000,000	13,000,000
New Jersey Hlth. Care Facs. RRB, Ser. 1163, 3.64%, VRDN, (Insd. by Radian
Group, Inc. & Liq.: Morgan Stanley)	5,680,000	5,680,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 3.67%, VRDN, (LOC: Lloyds TSB
Group plc)	400,000	400,000

		19,080,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 8.3%
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 3.83%, VRDN, (Liq.: American
Intl. Group, Inc.)	$2,600,000	$2,600,000
Goldman Sachs Pool Trust, 3.71%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,400,000	3,400,000
Memphis, TN Hlth. Edl. & Hsg. Facs. MHRB, Aspenwood Square Apts. Proj.,
3.73%, VRDN, (Insd. by Columbus B&T Co.)	4,040,000	4,040,000
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts:
Class F:
3.81%, VRDN, (LOC: Lloyds TSB Bank plc)	1,060,000	1,060,000
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	550,000	550,000
Class I, 3.71%, VRDN, (LOC: Lloyds TSB Group plc)	1,700,000	1,700,000
New Jersey EDA RB, Paddock Realty, LLC Proj., 3.81%, VRDN, (LOC: Wells Fargo
& Co.)	1,200,000	1,200,000
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. 1012, 3.67%, VRDN, (Liq.:
Morgan Stanley & Insd. by FGIC)	1,385,000	1,385,000
Newark, NJ Hsg. Auth. MHRB, 3.72%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,760,000	2,760,000

		18,695,000

INDUSTRIAL DEVELOPMENT REVENUE 5.5%
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.18%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,355,000	1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 3.91%, VRDN, (LOC: Bank of the West)	1,700,000	1,700,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 3.71%, VRDN, (LOC:
Washington Mutual, Inc.)	2,215,000	2,215,000
New Jersey EDRB:
El Dorado Terminals Proj., Ser. B, 3.65%, VRDN, (LOC: SunTrust Banks, Inc.)	4,950,000	4,950,000
Falcon Safety Products Proj., 3.63%, VRDN, (LOC: PNC Bank, NA)	2,305,000	2,305,000

		12,525,000

LEASE 0.9%
BB&T Muni. Trust, Ser. 1006, 3.79%, VRDN, (LOC & Liq.: Branch Bank & Trust
Co.)	2,000,000	2,000,000

MISCELLANEOUS REVENUE 16.6%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4,
5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	500,000	504,574
Essex Cnty., NJ Impt. Auth. Lease RB, 3.65%, VRDN, (Insd. by FGIC & Liq.: Merrill
Lynch & Co., Inc.)	645,000	645,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 3.67%, VRDN, (LOC: Bank of America
Corp.)	595,000	595,000
Municipal Securities Trust Cert.:
Ser. 2006-3017, Class A, 3.67%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns
Cos.)	6,885,000	6,885,000
Ser. 2006-5013, Class A, 3.67%, VRDN, (Insd. by AMBAC & Liq: Branch Bank &
Trust Co.)	5,385,000	5,385,000
Ser. 2006-7009, Class A, 3.63%, VRDN, (Insd. by MBIA & Liq.: Bear Stearns
Cos.)	5,000,000	5,000,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
New Jersey EDRB, Bayonne Impt. Proj.:
Ser. A, 3.65%, VRDN, (LOC: SunTrust Banks, Inc.)	$2,225,000	$2,225,000
Ser. B, 3.65%, VRDN, (LOC: SunTrust Banks, Inc.)	3,975,000	3,975,000
Ser. C, 3.65%, VRDN, (LOC: SunTrust Banks, Inc.)	1,200,000	1,200,000
New Jersey Env. Infrastructure RB, MSTR, 3.66%, VRDN, (Liq.: JPMorgan Chase &
Co.)	9,635,000	9,635,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.84%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 3.84%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		37,599,574

PORT AUTHORITY 1.4%
New Jersey EDA RB, Ser. 78G, 3.71%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,100,000	3,100,000

SALES TAX 1.3%
Garden State Preservation Trust RB, Open Space & Farmland Proj., Ser. RR,
3.65%, VRDN, (Insd. by FSA & SPA: Merrill Lynch & Co., Inc.)	2,900,000	2,900,000

SPECIAL TAX 7.2%
New Jersey EDA RB, 3.65%, VRDN, (Liq.: Radian Group, Inc.)	6,345,000	6,345,000
New Jersey EDA ROC, 3.65%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000
New York, NY TFA RB, Ser. 2, 3.65%, VRDN, (Liq.: Dexia SA)	45,000	45,000

		16,390,000

TOBACCO REVENUE 8.8%
Merrill Lynch Puttable Option Tax-Exempt Receipts, 3.67%, VRDN	14,500,000	14,500,000
Tobacco Settlement Funding Corp. of New Jersey RB, PFOTER, 3.66%, VRDN,
(SPA: Merrill Lynch & Co., Inc.)	5,465,000	5,465,000

		19,965,000

TRANSPORTATION 5.8%
New Jersey Trans. Auth. RB:
3.64%, VRDN, (Insd. by FGIC)	250,000	250,000
3.64%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	1,980,000	1,980,000
PFOTER:
Ser. 1365, 3.65%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	2,230,000	2,230,000
Ser. 1366, 3.65%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,170,000	1,170,000
New Jersey TTFA RB:
Ser. 038, 3.67%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	6,100,000	6,100,000
Ser. 1403, 3.65%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,500,000	1,500,000

		13,230,000

UTILITY 7.0%
Appling Cnty., GA Dev. Auth. PCRB, Georgia Power Hatch Plant Proj., Ser. 2,
3.74%, VRDN, (Gtd. by Georgia Power Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.85%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	1,600,000	1,600,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
New Jersey EDA Thermal Energy Facs. RB, 3.63%, VRDN, (LOC: Bank One)	$4,345,000	$4,345,000
Puerto Rico Elec. Power Auth. RB, ROC RR-II-R 637CE, 3.67%, VRDN, (Liq.:
Citigroup, Inc.)	8,860,000	8,860,000

		15,805,000

WATER & SEWER 5.3%
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.82%, VRDN,
(Gtd. by Sunoco, Inc.)	2,000,000	2,000,000
Puerto Rico Aqueduct & Sewer Auth. RB, ROCRR-II-R 10001CE, 3.67%, VRDN,
(CitiBank, NA)	10,000,000	10,000,000

		12,000,000

Total Investments (cost $225,065,619) 99.4%		225,065,619
Other Assets and Liabilities 0.6%		1,348,182

Net Assets 100.0%		$226,413,801

VRDN Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2007:

New Jersey	76.5%
Puerto Rico	8.4%
California	4.3%
Tennessee	2.0%
Delaware	1.8%
New York	1.5%
Pennsylvania	1.1%
Utah	0.8%
Louisiana	0.7%
Indiana	0.6%
Massachusetts	0.4%
Georgia	0.4%
Texas	0.2%
Non-state specific	1.3%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2007:

Tier 1	95.9%
Tier 2	2.5%
NR	1.6%

100.0%

The following table shows the percent of total investments based on maturity as of July 31, 2007:

2-7 days	93.0%
8-60 days	0.6%
61-120 days	4.6%
241+ days	1.8%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007 (unaudited)

Assets
Investments at amortized cost	$225,065,619
Receivable for Fund shares sold	50,000
Interest receivable	1,382,659
Prepaid expenses and other assets	10,032

Total assets	226,508,310

Liabilities
Dividends payable	32,472
Payable for Fund shares redeemed	8,000
Due to custodian bank	25,612
Advisory fee payable	2,534
Distribution Plan expenses payable	3,282
Due to other related parties	1,053
Accrued expenses and other liabilities	21,556

Total liabilities	94,509

Net assets	$226,413,801

Net assets represented by
Paid-in capital	$226,093,048
Overdistributed net investment income	(38,900)
Accumulated net realized gains on investments	359,653

Total net assets	$226,413,801

Net assets consists of
Class A	$31,679,167
Class S	184,581,828
Class I	10,152,806

Total net assets	$226,413,801

Shares outstanding (unlimited number of shares authorized)
Class A	31,624,486
Class S	184,333,158
Class I	10,135,404

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2007 (unaudited)

Investment income
Interest	$4,040,107

Expenses
Advisory fee	442,399
Distribution Plan expenses
Class A	40,307
Class S	524,520
Administrative services fee	64,741
Transfer agent fees	33,344
Trustees’ fees and expenses	2,900
Printing and postage expenses	9,598
Custodian and accounting fees	32,002
Registration and filing fees	23,809
Professional fees	10,098
Other	5,451

Total expenses	1,189,169
Less: Expense reductions	(7,523)

Net expenses	1,181,646

Net investment income	2,858,461

Net realized gains on investments	359,653

Net increase in net assets resulting from operations	$3,218,114

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2007		Year Ended
	(unaudited)		January 31, 2007

Operations
Net investment income		$2,858,461		$5,353,530
Net realized gains on investments		359,653		88,781

Net increase in net assets resulting
from operations		3,218,114		5,442,311

Distributions to shareholders from
Net investment income
Class A		(404,427)		(620,826)
Class S		(2,351,751)		(4,149,106)
Class I		(229,864)		(597,243)

Total distributions to shareholders		(2,986,042)		(5,367,175)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	61,366,349	61,366,349	74,693,040	74,693,040
Class S	619,232,124	619,232,124	1,035,748,927	1,035,748,927
Class I	38,993,883	38,993,883	125,953,531	125,953,531

		719,592,356		1,236,395,498

Net asset value of shares issued in
reinvestment of distributions
Class A	325,569	325,569	497,037	497,037
Class S	2,351,751	2,351,751	4,149,106	4,149,106
Class I	57,110	57,110	116,109	116,109

		2,734,430		4,762,252

Payment for shares redeemed
Class A	(52,180,931)	(52,180,931)	(73,075,168)	(73,075,168)
Class S	(605,996,599)	(605,996,599)	(1,033,380,981)	(1,033,380,981)
Class I	(44,231,139)	(44,231,139)	(120,438,312)	(120,438,312)

		(702,408,669)		(1,226,894,461)

Net increase in net assets resulting
from capital share transactions		19,918,117		14,263,289

Total increase in net assets		20,150,189		14,338,425
Net assets
Beginning of period		206,263,612		191,925,187

End of period		$226,413,801		$206,263,612

Undistributed (overdistributed) net
investment income		$(38,900)		$88,681

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.30% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. INVESTMENT TRANSACTIONS

On July 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended July 31, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567514 rv4 09/2007

Evergreen New York Municipal Money Market Fund

# Evergreen

## NEW YORK MUNICIPAL MONEY MARKET FUND

**Semiannual Report**
**as of July 31, 2007**

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen New York Municipal Money Market Fund for the six-month period ended July 31, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six-month period. Stock prices tended to rise early in the period, sustaining the momentum of late 2006 and early 2007 in a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities then fell back in a major sell-off in the period’s final month. A market reversal in July 2007 was brought on by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market could spread to the general economy and signal a more general deterioration in credit quality within the bond market. Interest rates of longer-maturity bonds rose as their prices declined. At the same time, the spreads — or yield advantages —of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment, conservative, shorter-duration portfolios tended to hold up relatively well, while higher-yielding, lower-rated corporate bonds produced negative returns.

Despite the weakness in the housing industry, and the related problems in the subprime mortgage market, the domestic economy maintained

1

LETTER TO SHAREHOLDERS continued

its growth trajectory during the six-month period. While Gross Domestic Product grew by a rate of only 0.6% in the first quarter of 2007, it accelerated to a rate of 4.0% in the second quarter of 2007. During the six-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

Against this backdrop, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high-quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

6-month return	1.44%	1.29%	1.59%

Average annual return

1-year	2.98%	2.67%	3.29%

5-year	1.53%	1.23%	1.83%

Since portfolio inception	1.43%	1.13%	1.73%

7-day annualized yield	2.85%	2.55%	3.14%

30-day annualized yield	2.84%	2.54%	3.14%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.45	$ 4.30
Class S	$ 1,000.00	$ 1,012.93	$ 5.79
Class I	$ 1,000.00	$ 1,015.94	$ 2.80
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.53	$ 4.31
Class S	$ 1,000.00	$ 1,019.04	$ 5.81
Class I	$ 1,000.00	$ 1,022.02	$ 2.81

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.16% for Class S and 0.56% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.44%	2.88%	1.84%	0.58%	0.46%	0.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$43,563	$47,842	$40,856	$78,542	$82,110	$101,114
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.86%[2]	0.86%	0.86%	0.87%	0.91%	0.88%
Expenses excluding waivers/reimbursements
and expense reductions	0.86%[2]	0.86%	0.87%	0.91%	0.93%	0.93%
Net investment income (loss)	2.88%[2]	2.72%	1.71%	0.58%	0.39%	0.79%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS S	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.29%	2.57%	1.54%	0.30%	0.19%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$242,464	$249,845	$245,347	$289,872	$25,407	$35,817
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.16%[2]	1.16%	1.16%	1.11%	1.18%	1.18%
Expenses excluding waivers/reimbursements
and expense reductions	1.16%[2]	1.16%	1.17%	1.15%	1.23%	1.23%
Net investment income (loss)	2.58%[2]	2.41%	1.46%	0.54%	0.13%	0.49%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.02	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.02)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Total return	1.59%	3.18%	2.15%	0.89%	0.76%	1.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,262	$60,677	$11,915	$3,420	$2,200	$ 676
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.56%[2]	0.56%	0.57%	0.56%	0.59%	0.57%
Expenses excluding waivers/reimbursements
and expense reductions	0.56%[2]	0.56%	0.58%	0.60%	0.61%	0.62%
Net investment income (loss)	3.16%[2]	2.98%	2.26%	0.92%	0.65%	1.08%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
COMMUNITY DEVELOPMENT DISTRICT 0.7%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 3.69%, VRDN,
(LOC: KeyCorp)	$ 2,035,000	$2,035,000

EDUCATION 3.2%
New York Dorm. Auth. RB, Mount St. Mary’s College, 3.67%, VRDN, (SPA: Citizens
Banking Corp.)	7,150,000	7,150,000
St. Lawrence Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Potsdam Auxiliary College,
3.66%, VRDN, (LOC: Citizens Banking Corp.)	2,500,000	2,500,000

		9,650,000

GENERAL OBLIGATION - LOCAL 6.2%
New York, NY GO:
Ser. 601, 3.65%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	5,225,000	5,225,000
Ser. 603, 3.65%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,385,000	1,385,000
Ser. E4, 3.65%, VRDN, (Gtd. by State Street Corp.)	1,600,000	1,600,000
Ser. H-1, 3.64%, VRDN, (SPA: Dexia SA)	5,570,000	5,570,000
Ser. I, 3.62%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000

		18,780,000

HOSPITAL 8.8%
Albany, NY Indl. Dev. Agcy. Civic Facs. RB, Albany Med. Ctr. Hosp. Proj., Ser. A,
3.62%, VRDN, (LOC: KeyCorp)	5,000,000	5,000,000
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj.,
3.69%, VRDN, (LOC: KeyCorp)	665,000	665,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 3.66%, VRDN, (LOC: M&T
Bank Corp.)	4,425,000	4,425,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 3.61%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,330,000	3,330,000
Mental Hlth. Svcs. Facs., Ser. 340, 3.65%, VRDN, (Insd. by MBIA & Morgan
Stanley)	3,982,500	3,982,500
Ser. 1370, 3.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,400,000	2,400,000
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 3.69%,
VRDN, (LOC: KeyCorp)	2,875,000	2,875,000
Steuben Cnty., NY IDA RB:
Corning Hosp. Facs. Ctr. Proj., 3.70%, VRDN, (LOC: M&T Bank Corp.)	1,540,000	1,540,000
Guthrie Corning Dev. Facs. Proj., 3.70%, VRDN, (LOC: M&T Bank Corp.)	2,530,000	2,530,000

		26,747,500

HOUSING 14.2%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 3.80%, VRDN,
(LOC: KeyCorp)	662,500	662,500
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 3.83%, VRDN, (Liq.: American Intl.
Group, Inc.)	6,700,000	6,700,000
Goldman Sachs Pool Trust, 3.71%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,740,000	3,740,000
Kenmore, NY Hsg. Auth. MHRB, PFOTER, 3.65%, VRDN, (Insd. by MBIA & Liq.:
Merrill Lynch & Co., Inc.)	1,580,000	1,580,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class C, 3.71%, VRDN,
(LOC: Lloyds TSB Group plc)	2,560,000	2,560,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
MMA Finl. MHRB, Ser. A, Class A, 3.73%, VRDN, (Liq.: SunTrust Banks, Inc.)	$ 7,200,000	$7,200,000
New York, NY City Hsg. Dev. Corp. MHRB:
Connecticut Landing Ave. Apts. Proj., Ser. A, 3.65%, VRDN, (LOC: KeyCorp)	7,000,000	7,000,000
Louis Boulevard Apts. Proj., Ser. A, 3.65%, VRDN, (LOC: KeyCorp)	5,000,000	5,000,000
Newburgh, NY Indl. Dev. Agcy. MHRB, 3.72%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	3,110,000	3,110,000
Oakland, CA Redev. Agcy. MHRB, 3.70%, VRDN, (LOC: Lloyds TSB Group plc)	2,500,000	2,500,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 4.20%, VRDN,
(LOC: LaSalle Bank Corp.)	3,135,000	3,135,000

		43,187,500

INDUSTRIAL DEVELOPMENT REVENUE 7.6%
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. A, 3.80%, VRDN, (LOC:
Citizens Banking Corp.)	2,551,000	2,551,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.18%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	875,000	875,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser. A, 3.71%, VRDN, (LOC:
Bank of New York Co.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 3.71%, VRDN, (LOC:
CitiBank, NA)	1,540,000	1,540,000
New York, NY IDRB, Liberty Bryant, LLC Proj., Ser. 2004- B, 3.67%, VRDN, (SPA:
Bayerische Landesbank)	4,100,000	4,100,000
Seneca Cnty., NY Indl. Dev. Agcy. Solid Waste Disposal RB, Ser. W, 3.71%, VRDN,
(LOC: Bank of America Corp.)	4,995,000	4,995,000
Sparks, NV EDRB, Rix Inds. Proj., 3.81%, VRDN, (LOC: Wells Fargo & Co.)	1,615,000	1,615,000
Ulster Cnty., NY Indl. Dev. Agcy. RB, Zumtobel Staff Proj., Ser. A, 3.76%, VRDN,
(LOC: Creditanstalt Bank)	1,500,000	1,500,000

		23,176,000

LEASE 0.7%
BB&T Muni. Trust, Ser. 1006, 3.79%, VRDN, (LOC: Branch B&T Co.)	2,000,000	2,000,000

MISCELLANEOUS REVENUE 5.2%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4,
5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	2,000,000	2,018,295
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 3.65%, VRDN, (Insd. by MBIA &
Gtd. by State Street Corp.)	5,000,000	5,000,000
Hudson Yards Infrastructure Corp. of New York RB, 3.65%, VRDN, (Insd. by MBIA &
Liq.: JPMorgan Chase & Co.)	1,100,000	1,100,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 3.68%, VRDN, (SPA:
Societe Generale)	3,800,000	3,800,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class F, 3.81%, VRDN, (SPA:
Merrill Lynch & Co., Inc.)	487,000	487,000
New York, NY Indl. Dev. Agcy. Civic RB, Casa Proj., 3.68%, VRDN, (LOC: JPMorgan
Chase & Co.)	1,000,000	1,000,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 4.00%,
03/01/2008, (Gtd. by Becton Dickinson & Co.)	$ 2,100,000	$2,100,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.84%, VRDN,
(Gtd. by Dow Chemical Co.)	300,000	300,000

		15,805,295

SPECIAL TAX 13.5%
Metropolitan Trans. Auth. of New York RB, Dedicated Tax Fund, Class A, 3.67%,
VRDN, (LOC: CitiBank, NA)	6,000,000	6,000,000
New Mexico Fin. Auth. Trans. RB, Ser. 435, 3.67%, VRDN, (Insd. by MBIA & Liq.:
JPMorgan Chase & Co.)	2,695,000	2,695,000
New York, NY TFA RB:
Class A, 3.65%, VRDN, (LOC: CitiBank, NA)	12,060,000	12,060,000
Ser. 2, 3.65%, VRDN, (Liq.: Dexia SA)	215,000	215,000
Ser. 3, 3.65%, VRDN, (SPA: Landesbank Baden)	20,000,000	20,000,000

		40,970,000

TOBACCO REVENUE 10.5%
Erie Cnty., NY Tobacco Asset Securitization Corp. RB, 3.66%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	13,635,000	13,635,000
New York Tobacco Trust RB, PFOTER, 3.66%, VRDN, (Liq: Landesbank Hessen &
Gtd. by Merrill Lynch & Co., Inc.)	2,810,000	2,810,000
Rockland, NY Tobacco Asset Securitization Corp. RB, 3.66%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	2,000,000	2,000,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER:
3.65%, VRDN, (Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	1,380,000	1,380,000
3.70%, 10/11/2007, (Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	6,700,000	6,700,000
Westchester, NY Tobacco Asset Securitization Corp. RB, 3.66%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	5,230,000	5,230,000

		31,755,000

TRANSPORTATION 3.8%
Metropolitan Trans. Auth. of New York RB, Class A, 3.66%, VRDN,
(LOC: CitiBank, NA)	4,000,000	4,000,000
Municipal Securities Trust Cert. RB, Ser. 7000, Class A, 3.61%, VRDN, (LOC: Bear
Stearns Cos.)	4,995,000	4,995,000
New Jersey TTFA RB, Ser. 038, 3.67%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo
& Co.)	1,400,000	1,400,000
New York Thruway Auth. RB, 3.66%, VRDN, (Liq.: Morgan Stanley)	1,042,500	1,042,500

		11,437,500

UTILITY 5.6%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-15, 3.65%, VRDN, (Liq.: XL Capital
Assurance & SPA: ABN AMRO Bank)	7,495,000	7,495,000
Appling Cnty., GA Dev. Auth. PCRB, Georgia Power Hatch Plant Proj., Ser. 2,
3.74%, VRDN, (Gtd. by Georgia Power Co.)	1,800,000	1,800,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.85%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	$ 2,800,000	$2,800,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.80%,
07/01/2008, (Gtd. by Emerson Electric Co.)	4,990,000	4,990,000

		17,085,000

WATER & SEWER 19.5%
New York Env. Facs., Clean Water & Drinking RB, ROC RR-II-R- 293, 3.66%, VRDN,
(Liq.: CitiBank, NA)	5,185,000	5,185,000
New York, NY Muni. Water Trust Cert. RB, Ser. 2007-132, 3.65%, VRDN, (LOC:
Bank of America Corp.)	1,000,000	1,000,000
New York, NY Water & Sewer Sys. Fin. Auth. RB, Ser. 2004-37, Class A, 3.66%,
VRDN, (Liq.: Bayerische Landesbank)	16,280,000	16,280,000
New York, NY Water & Sewer Sys. Fin. Auth. RRB:
Ser. 115, 3.65%, VRDN, (LOC: Bank of America Corp.)	10,315,000	10,315,000
Ser. 1263, 3.65%, VRDN, (Insd. by JPMorgan Chase & Co.)	7,715,000	7,715,000
Ser. 1327, 3.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	3,300,000	3,300,000
Ser. 2004-36, Class A, 3.67%, VRDN, (Insd. by MBIA & Liq.: CitiBank, NA)	9,900,000	9,900,000
Ser. 2616, 3.65%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch & Co., Inc.)	2,300,000	2,300,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.82%, VRDN,
(Gtd. by Sunoco, Inc.)	3,000,000	3,000,000

		58,995,000

Total Investments (cost $301,623,795) 99.5%		301,623,795
Other Assets and Liabilities 0.5%		1,665,317

Net Assets 100.0%		$303,289,112

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	PCRB	Pollution Control Revenue Bond
EDFA	Economic Development Finance Authority	PFOTER	Puttable Floating Option Tax Exempt Receipts
EDRB	Economic Development Revenue Bond	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	ROC	Reset Option Certificate
GO	General Obligation	RRB	Refunding Revenue Bond
IDA	Industrial Development Authority	SPA	Securities Purchase Agreement
IDRB	Industrial Development Revenue Bond	TFA	Transitional Finance Authority
LOC	Letter of Credit	TTFA	Transportation Trust Fund Authority
MBIA	Municipal Bond Investors Assurance Corp.

The following table shows the percent of total investments by geographic location as of July 31, 2007:

New York	84.4%
California	3.1%
Florida	2.4%
Kentucky	1.3%
Delaware	1.1%
Minnesota	1.0%
Pennsylvania	1.0%
New Mexico	0.9%
Puerto Rico	0.7%
Texas	0.7%
Georgia	0.6%
Nevada	0.5%
New Jersey	0.5%
Indiana	0.3%
Louisiana	0.1%
Non-state specific	1.4%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2007:

Tier 1	97.3%
Tier 2	2.7%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2007:

2-7 days	96.4%
61-120 days	2.2%
121-240 days	0.7%
241+ days	0.7%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007 (unaudited)

Assets
Investments at amortized cost	$301,623,795
Interest receivable	1,816,777
Prepaid expenses and other assets	11,050

Total assets	303,451,622

Liabilities
Dividends payable	28,239
Due to custodian bank	93,712
Advisory fee payable	3,317
Distribution Plan expenses payable	4,335
Due to other related parties	1,001
Accrued expenses and other liabilities	31,906

Total liabilities	162,510

Net assets	$303,289,112

Net assets represented by
Paid-in capital	$303,249,955
Overdistributed net investment income	(14,813)
Accumulated net realized gains on investments	53,970

Total net assets	$303,289,112

Net assets consists of
Class A	$43,562,940
Class S	242,464,383
Class I	17,261,789

Total net assets	$303,289,112

Shares outstanding (unlimited number of shares authorized)
Class A	43,536,768
Class S	242,458,280
Class I	17,267,989

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2007 (unaudited)

Investment income
Interest	$5,773,827

Expenses
Advisory fee	618,191
Distribution Plan expenses
Class A	70,103
Class S	722,723
Administrative services fee	92,729
Transfer agent fees	59,923
Trustees’ fees and expenses	3,982
Printing and postage expenses	16,757
Custodian and accounting fees	41,950
Registration and filing fees	17,447
Professional fees	10,933
Other	3,445

Total expenses	1,658,183
Less: Expense reductions	(5,237)

Net expenses	1,652,946

Net investment income	4,120,881

Net realized gains on investments	53,970

Net increase in net assets resulting from operations	$4,174,851

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2007		Year Ended
	(unaudited)		January 31, 2007

Operations
Net investment income		$4,120,881		$7,701,088
Net realized gains on investments		53,970		178,646

Net increase in net assets resulting
from operations		4,174,851		7,879,734

Distributions to shareholders from
Net investment income
Class A		(675,951)		(1,254,165)
Class S		(3,119,620)		(6,478,718)
Class I		(340,559)		(391,722)

Total distributions to shareholders		(4,136,130)		(8,124,605)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	68,980,565	68,980,565	155,045,896	155,045,896
Class S	781,228,909	781,228,909	1,295,980,673	1,295,980,673
Class I	37,695,666	37,695,666	139,560,187	139,560,187

		887,905,140		1,590,586,756

Net asset value of shares issued in
reinvestment of distributions
Class A	637,789	637,789	1,174,666	1,174,666
Class S	3,119,620	3,119,620	6,478,718	6,478,718
Class I	224,398	224,398	158,415	158,415

		3,981,807		7,811,799

Payment for shares redeemed
Class A	(73,903,016)	(73,903,016)	(149,198,671)	(149,198,671)
Class S	(791,759,352)	(791,759,352)	(1,297,761,003)	(1,297,761,003)
Class I	(81,337,343)	(81,337,343)	(90,948,654)	(90,948,654)

		(946,999,711)		(1,537,908,328)

Net increase (decrease) in net assets
resulting from capital share
transactions		(55,112,764)		60,490,227

Total increase (decrease) in net assets		(55,074,043)		60,245,356
Net assets
Beginning of period		358,363,155		298,117,799

End of period		$303,289,112		$358,363,155

Undistributed (overdistributed) net
investment income		$(14,813)		$436

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual of starting at 0.40% and declining to 0.30% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. INVESTMENT TRANSACTIONS

On July 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended July 31, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567603 rv4 09/2007

Evergreen Pennsylvania Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Pennsylvania Municipal Money Market Fund for the six-month period ended July 31, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six-month period. Stock prices tended to rise early in the period, sustaining the momentum of late 2006 and early 2007 in a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities then fell back in a major sell-off in the period’s final month. A market reversal in July 2007 was brought on by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market could spread to the general economy and signal a more general deterioration in credit quality within the bond market. Interest rates of longer-maturity bonds rose as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment, conservative, shorter-duration portfolios tended to hold up relatively well, while higher-yielding, lower-rated corporate bonds produced negative returns.

Despite the weakness in the housing industry, and the related problems in the subprime mortgage market, the domestic economy maintained

1

LETTER TO SHAREHOLDERS continued

its growth trajectory during the six-month period. While Gross Domestic Product grew by a rate of only 0.6% in the first quarter of 2007, it accelerated to a rate of 4.0% in the second quarter of 2007. During the six-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

Against this backdrop, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high-quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

6-month return	1.49%	1.33%	1.64%

Average annual return

1-year	2.96%	2.65%	3.27%

5-year	1.61%	1.29%	1.90%

10-year	2.19%	1.97%	2.41%

7-day annualized yield	2.92%	2.62%	3.22%

30-day annualized yield	2.93%	2.62%	3.22%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,014.85	$ 4.10
Class S	$ 1,000.00	$ 1,013.34	$ 5.59
Class I	$ 1,000.00	$ 1,016.35	$ 2.60
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.73	$ 4.11
Class S	$ 1,000.00	$ 1,019.24	$ 5.61
Class I	$ 1,000.00	$ 1,022.22	$ 2.61

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.82% for Class A, 1.12% for Class S and 0.52% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.49%	2.83%	1.92%	0.71%	0.52%	1.10%

Ratios and supplemental data
Net assets, end of period (millions)	$ 17	$ 18	$ 37	$ 26	$ 32	$ 31
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.82%[1]	0.82%	0.83%	0.81%	0.81%	0.66%
Expenses excluding waivers/reimbursements
and expense reductions	0.82%[1]	0.82%	0.83%	0.84%	0.81%	0.77%
Net investment income (loss)	2.96%[1]	2.79%	1.94%	0.70%	0.53%	1.03%

1 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS S	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.33%	2.53%	1.62%	0.41%	0.23%	0.69%

Ratios and supplemental data
Net assets, end of period (millions)	$ 123	$ 114	$ 109	$ 62	$ 71	$ 137
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.12%[2]	1.12%	1.13%	1.11%	1.11%	1.07%
Expenses excluding waivers/reimbursements
and expense reductions	1.12%[2]	1.12%	1.13%	1.14%	1.12%	1.07%
Net investment income (loss)	2.66%[2]	2.50%	1.63%	0.41%	0.23%	0.62%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.64%	3.14%	2.23%	1.01%	0.83%	1.29%

Ratios and supplemental data
Net assets, end of period (millions)	$ 87	$ 63	$ 75	$ 66	$ 76	$ 66
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.52%[1]	0.52%	0.53%	0.51%	0.51%	0.47%
Expenses excluding waivers/reimbursements
and expense reductions	0.52%[1]	0.52%	0.53%	0.54%	0.51%	0.47%
Net investment income (loss)	3.27%[1]	3.10%	2.18%	0.98%	0.81%	1.23%

1 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 4.8%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 3.70%, VRDN, (Insd. by
FGIC & SPA: Bank of America Corp.)	$ 2,000,000	$ 2,000,000
Philadelphia, PA Arpt. MSTR, 3.69%, VRDN, (Insd. by FGIC & SPA: Societe
Generale)	4,600,000	4,600,000
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 3.76%, VRDN, (Gtd. by
Honeywell Intl., Inc.)	4,375,000	4,375,000

		10,975,000

CONTINUING CARE RETIREMENT COMMUNITY 5.7%
Allegheny Cnty., PA IDA Hlth. & Hsg. Facs. RRB, Longwood at Oakmont, Inc.,
Ser. B, 3.70%, VRDN, (Liq.: Bank of America Corp. & Insd. by Radian
Group, Inc.)	2,600,000	2,600,000
Lancaster Cnty., PA Hosp. Auth. RB, Brethren Vlg. Retirement Cmnty., 3.66%,
VRDN, (LOC: Fulton Finl. Corp.)	4,750,000	4,750,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB,
Wesley Enhanced Living, Ser. A, 3.70%, VRDN, (Insd. by Radian Group, Inc.
& SPA: Citizens Banking Corp.)	4,200,000	4,200,000
South Central, Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 3.71%,
VRDN, (LOC: Fulton Finl. Corp.)	1,445,000	1,445,000

		12,995,000

EDUCATION 13.8%
ABN AMRO Munitops Cert. Trust RB, Ser. 2003-14, 3.64%, VRDN, (Insd. by FGIC
& SPA: ABN AMRO Bank)	6,600,000	6,600,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 3.69%, VRDN,
(LOC: Natl. City Corp.)	2,325,000	2,325,000
Latrobe, PA IDA RB, Greensburg Diocese, 3.65%, VRDN, (LOC: Allied Irish Banks
plc)	1,290,000	1,290,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Honeysuckle Student Holding, Ser. A, 3.64%, VRDN, (LOC: Allied Irish
Banks plc)	1,070,000	1,070,000
Independent Colleges Assn., Ser. M3, 3.63%, 11/01/2007, (LOC: M&T Bank)	2,100,000	2,100,000
Ser. 1378, 3.68%, VRDN, (Insd. by Radian Group, Inc.)	1,400,000	1,400,000
Ser. 1412, 3.66%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	3,364,000	3,364,000
Pennsylvania Higher Edl. Facs. Auth. RRB, Independent Colleges Assn., Ser. I1,
3.63%, 11/01/2007, (LOC: Allied Irish Banks plc)	2,300,000	2,300,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.66%, VRDN, (Liq.: Morgan Stanley)	2,840,000	2,840,000
Washington Cnty., PA Auth. RRB, Univ. of Pennsylvania, 3.60%, VRDN, (Gtd. by
Univ. of Pennsylvania)	8,150,000	8,150,000

		31,439,000

GENERAL OBLIGATION - LOCAL 7.3%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 3.64%, VRDN, (Insd. by FSA & SPA: Dexia
Credit Local)	9,000,000	9,000,000
Central York, PA Sch. Dist. GO, Ser. A, 3.63%, VRDN, (Insd. by FSA & SPA: RBC
Centura)	6,500,000	6,500,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Erie Cnty., PA Convention Ctr. Auth. RB, 3.66%, VRDN, (Insd. by FGIC & SPA:
Merrill Lynch & Co., Inc.)	$ 1,195,000	$ 1,195,000

		16,695,000

GENERAL OBLIGATION - STATE 2.8%
Pennsylvania GO MSTR, 3.68%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000
Pennsylvania GO MTC, Ser. 2000-110, Class A, 3.76%, VRDN, (Liq.: Bear Stearns
Cos.)	5,120,000	5,120,000

		6,465,000

HOSPITAL 10.1%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, 3.79%, VRDN, (SPA: Deutsche Bank AG)	6,495,000	6,495,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.71%, VRDN, (LOC:
Fulton Finl. Corp.)	1,950,000	1,950,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, St. Mary Hosp. Auth., Ser.
1485, 3.68%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,500,000	4,500,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 3.67%, VRDN, (LOC: Lloyds TSB
Group plc)	5,575,000	5,575,000
Somerset Cnty., PA Hosp. Auth. RB, Somerset Cmnty. Hosp. Proj., Ser. A, 3.75%,
03/01/2008, (LOC: PNC Finl. Svcs. Group, Inc.)	4,435,000	4,435,000

		22,955,000

HOUSING 2.5%
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 3.83%, VRDN, (Liq.: American Intl.
Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 3.81%, VRDN, (LOC: Fulton Finl.
Corp.)	1,280,000	1,280,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.81%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	429,000	429,000
Class I, 3.71%, VRDN, (LOC: Lloyds TSB Group plc)	1,330,000	1,330,000

		5,687,000

INDUSTRIAL DEVELOPMENT REVENUE 23.8%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 3.64%,
VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 3.81%, VRDN, (LOC: Fulton Finl. Corp.)	1,700,000	1,700,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 3.70%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 3.70%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 3.64%, VRDN, (LOC:
JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB:
KAC III Realty Corp. Proj., Ser. A, 3.74%, VRDN, (LOC: PNC Finl. Svcs. Group,
Inc.)	1,800,000	1,800,000
YMCA Brandywine Proj., Ser. 2007, 3.69%, VRDN, (LOC: Fulton Finl. Corp.)	2,000,000	2,000,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 3.74%, VRDN, (LOC: PNC
Finl. Svcs. Group, Inc.)	1,970,000	1,970,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
East Hempfield, PA IDA RB, BGT Realty Proj., 3.76%, VRDN, (LOC: Fulton Finl.
Corp.)	$ 2,700,000	$ 2,700,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 3.86%, VRDN,
(LOC: Mellon Bank)	2,720,000	2,720,000
Jefferson Cnty., PA IDA RB, Brookville Equipment Corp. Proj., 3.72%, VRDN, (Insd.
by Fifth Third Bank)	4,500,000	4,500,000
Jenkins, MN IDRB Pequot Tool & Manufacturing, Inc. Proj., 3.81%, VRDN,
(LOC: Wells Fargo & Co.)	1,230,000	1,230,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 3.69%, VRDN, (LOC: First Tennessee Bank)	2,500,000	2,500,000
RIS Paper Co. Proj., 3.74%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 3.86%, VRDN, (LOC: M&T
Bank Corp.)	575,000	575,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 3.70%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	400,000	400,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 3.70%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	750,000	750,000
Donald Bernstein Proj.:
Ser. 2000-H3, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
Ser. C-5, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,100,000	2,100,000
EPT Associates Proj., Ser. B-5, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group,
Inc.)	700,000	700,000
First Street Partners Proj., Ser. H-4, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group,
Inc.)	1,100,000	1,100,000
Fitzpatrick Container Corp., Ser. A-1, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group,
Inc.)	2,600,000	2,600,000
Ganflec Corp. Proj., Ser. E, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Hamill Manufacturing Co. Proj., Ser. H-6, 3.70%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	500,000	500,000
Johnston Welding & Fabric, Ser. B-1, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group,
Inc.)	600,000	600,000
Moosic Realty Partners, LP Proj., Ser. A-1, 3.70%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	700,000	700,000
O’Neill Family, LLC, Ser. B-8, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Ser. 2001-B1, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Ser. 2001-B2, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Ser. G-12, 3.70%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
Philadelphia, PA IDRB, 1100 Walnut Associates Proj., 3.79%, VRDN, (LOC: PNC Finl.
Svcs. Group, Inc.)	1,400,000	1,400,000
Schuylkill Cnty., PA IDA RB, Highwood USA Proj., Ser. 2007, 3.68%, VRDN, (LOC:
Citizens Bank)	2,000,000	2,000,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 4.02%,
12/01/2007, (SPA: Bank of Nova Scotia)	5,875,000	5,875,000

		54,085,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 1.5%
BB&T Muni. Trust, Ser. 1006, 3.79%, VRDN, (LOC : Branch B&T Co.)	$ 2,000,000	$ 2,000,000
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.72%, VRDN, (LOC:
Union Bank of California)	1,405,000	1,405,000

		3,405,000

MISCELLANEOUS REVENUE 5.6%
Beaver Cnty., PA IDA RB Env. Impt., BASF Corp. Proj., 3.78%, VRDN, (Gtd. by BASF
Corp.)	4,100,000	4,100,000
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 3.71%, VRDN, (LOC: Fulton Finl.
Corp.)	2,500,000	2,500,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 3.81%, VRDN, (SPA:
Merrill Lynch & Co., Inc.)	100,000	100,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 3.86%, VRDN, (LOC: PNC
Finl. Svcs. Group, Inc.)	4,400,000	4,400,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.84%, VRDN,
(Gtd. by Dow Chemical Co.)	1,600,000	1,600,000

		12,700,000

PORT AUTHORITY 0.9%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 3.70%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 6.6%
Pennsylvania Energy Dev. Auth. RB, B&W Ebensburg Proj., 3.67%, VRDN, (LOC:
Landesbank Hessen)	4,375,000	4,375,000
Washington Cnty., PA IDRB, Solid Waste Disposal, American Iron Oxide Co. Proj.,
4.03%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

		15,075,000

SPECIAL TAX 1.4%
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. TOC, Ser. Z6, 3.67%, VRDN, (Insd.
by FGIC & Liq.: Goldman Sachs Group, Inc.)	3,143,000	3,143,000

TOBACCO REVENUE 0.1%
Tobacco Settlement Funding Corp. of New Jersey RB, PFOTER, 3.66%, VRDN, (SPA:
Merrill Lynch & Co., Inc.)	100,000	100,000

UTILITY 2.9%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.85%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	2,000,000	2,000,000
Mobile, AL Indl. Dev. Board RB, Alabama Power Co. - Barry Plant Proj., Ser. B,
3.75%, VRDN, (Gtd. by Alabama Power Co.)	800,000	800,000
Puerto Rico Elec. Power Auth. RB, ROC RR-II-R 637CE, 3.67%, VRDN, (Liq.:
Citigroup, Inc.)	3,500,000	3,500,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 3.79%, VRDN,
(LOC: Barclays plc)	200,000	200,000

		6,500,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 9.8%
Pennsylvania EDFA RB, Solid Waste Disposal, Ser. V, 3.71%, VRDN, (Liq.: Bank of
America Corp.)	$ 4,495,000	$ 4,495,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.82%, VRDN,
(Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
Philadelphia, PA Water & Wastewater Facs. RB, MTC, Ser. 1999-1, 3.71%, VRDN,
(Insd. by AMBAC & LOC: Commerzbank AG)	15,495,000	15,495,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 3.66%, VRDN, (Liq.: Morgan
Stanley)	995,000	995,000

		22,285,000

Total Investments (cost $226,504,000) 99.6%		226,504,000
Other Assets and Liabilities 0.4%		832,511

Net Assets 100.0%		$ 227,336,511

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2007:
Pennsylvania	87.0%
Puerto Rico	2.9%
Delaware	2.0%
Illinois	1.9%
California	1.8%
Louisiana	0.7%
Minnesota	0.5%
Alabama	0.5%
Wyoming	0.1%
Non-state specific	2.6%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2007:
Tier 1	97.5%
Tier 2	2.5%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2007:
2-7 days	93.5%
61-120 days	1.9%
121-240 days	2.0%
241+ days	2.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007 (unaudited)

Assets
Investments at amortized cost	$ 226,504,000
Cash	7,109
Interest receivable	1,054,877
Prepaid expenses and other assets	16,926

Total assets	227,582,912

Liabilities
Dividends payable	166,594
Payable for Fund shares redeemed	40,707
Advisory fee payable	2,239
Distribution Plan expenses payable	2,159
Due to other related parties	369
Accrued expenses and other liabilities	34,333

Total liabilities	246,401

Net assets	$ 227,336,511

Net assets represented by
Paid-in capital	$ 227,318,253
Overdistributed net investment income	(5,566)
Accumulated net realized gains on investments	23,824

Total net assets	$ 227,336,511

Net assets consists of
Class A	$ 17,340,507
Class S	122,948,288
Class I	87,047,716

Total net assets	$ 227,336,511

Shares outstanding (unlimited number of shares authorized)
Class A	17,333,757
Class S	122,937,347
Class I	87,048,884

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2007 (unaudited)

Investment income
Interest	$ 3,955,979

Expenses
Advisory fee	375,828
Distribution Plan expenses
Class A	26,716
Class S	369,914
Administrative services fee	62,638
Transfer agent fees	23,662
Trustees’ fees and expenses	3,121
Printing and postage expenses	13,289
Custodian and accounting fees	32,072
Registration and filing fees	21,231
Professional fees	11,542
Other	3,027

Total expenses	943,040
Less: Expense reductions	(4,551)

Net expenses	938,489

Net investment income	3,017,490

Net realized gains on investments	23,824

Net increase in net assets resulting from operations	$ 3,041,314

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2007		Year Ended
	(unaudited)		January 31, 2007

Operations
Net investment income	$ 3,017,490		$ 5,654,627
Net realized gains on investments		23,824		1,284

Net increase in net assets resulting
from operations		3,041,314		5,655,911

Distributions to shareholders from
Net investment income
Class A		(265,165)		(913,976)
Class S		(1,651,051)		(2,993,297)
Class I		(1,107,431)		(1,748,158)

Total distributions to shareholders		(3,023,647)		(5,655,431)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	24,722,870	24,722,870	72,317,458	72,317,458
Class S	611,180,477	611,180,477	987,230,681	987,230,681
Class I	98,123,095	98,123,095	123,232,872	123,232,872

		734,026,442		1,182,781,011

Net asset value of shares issued in
reinvestment of distributions
Class A	263,567	263,567	910,593	910,593
Class S	1,651,051	1,651,051	2,993,297	2,993,297
Class I	199,373	199,373	194,197	194,197

		2,113,991		4,098,087

Payment for shares redeemed
Class A	(25,825,777)	(25,825,777)	(92,474,349)	(92,474,349)
Class S	(603,410,645)	(603,410,645)	(985,768,503)	(985,768,503)
Class I	(73,795,774)	(73,795,774)	(135,908,373)	(135,908,373)

		(703,032,196)		(1,214,151,225)

Net increase (decrease) in net assets
resulting from capital share
transactions		33,108,237		(27,272,127)

Total increase (decrease) in net assets		33,125,904		(27,271,647)
Net assets
Beginning of period		194,210,607		221,482,254

End of period	$ 227,336,511		$ 194,210,607

Undistributed (overdistributed) net
investment income	$ (5,566)		$ 591

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvannia Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. INVESTMENT TRANSACTIONS

On July 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2007, the Fund did not participate in the interfund lending program.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended July 31, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund
Trustee	Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners,
DOB: 2/14/1939	Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln
Term of office since: 1983	Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin4, [5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

## FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567515 rv4 09/2007

Evergreen Investments™
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

567515 rv4 09/2007

Evergreen Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Treasury Money Market Fund for the six-month period ended July 31, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six-month period. Stock prices tended to rise early in the period, sustaining the momentum of late 2006 and early 2007 in a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities then fell back in a major sell-off in the period’s final month. A market reversal in July 2007 was brought on by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market could spread to the general economy and signal a more general deterioration in credit quality within the bond market. Interest rates of longer-maturity bonds rose as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment, conservative, shorter-duration portfolios tended to hold up relatively well, while higher-yielding, lower-rated corporate bonds produced negative returns.

Despite the weakness in the housing industry, and the related problems in the subprime mortgage market, the domestic economy maintained

1

LETTER TO SHAREHOLDERS continued

its growth trajectory during the six-month period. While Gross Domestic Product grew by a rate of only 0.6% in the first quarter of 2007, it accelerated to a rate of 4.0% in the second quarter of 2007. During the six-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

Against this backdrop, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high-quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

6-month return	2.25%	2.10%	2.41%

Average annual return

1-year	4.61%	4.30%	4.93%

5-year	2.14%	1.84%	2.44%

10-year	3.16%	2.95%	3.47%

7-day annualized yield	4.53%	4.23%	4.83%

30-day annualized yield	4.48%	4.18%	4.78%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,022.53	$ 3.66
Class S	$ 1,000.00	$ 1,021.04	$ 5.16
Class I	$ 1,000.00	$ 1,024.07	$ 2.16
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.17	$ 3.66
Class S	$ 1,000.00	$ 1,019.69	$ 5.16
Class I	$ 1,000.00	$ 1,022.66	$ 2.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.73% for Class A, 1.03% for Class S and 0.43% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.03)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.25%	4.34%	2.58%	0.73%	0.38%	1.14%

Ratios and supplemental data
Net assets, end of period (millions)	$ 277	$ 317	$ 482	$ 478	$ 525	$ 773
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.73%[2]	0.73%	0.72%	0.73%	0.75%	0.73%
Expenses excluding waivers/reimbursements
and expense reductions	0.73%[2]	0.73%	0.72%	0.73%	0.75%	0.73%
Net investment income (loss)	4.50%[2]	4.20%	2.57%	0.72%	0.38%	1.13%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS S	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00

Total return	2.10%	4.03%	2.28%	0.44%	0.11%	0.84%

Ratios and supplemental data
Net assets, end of period (millions)	$ 545	$ 596	$ 922	$ 761	$ 856	$1,484
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.03%[2]	1.03%	1.02%	1.01%	1.02%	1.03%
Expenses excluding waivers/reimbursements
and expense reductions	1.03%[2]	1.03%	1.02%	1.02%	1.05%	1.03%
Net investment income (loss)	4.21%[2]	3.91%	2.26%	0.43%	0.12%	0.85%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.41%	4.65%	2.89%	1.03%	0.68%	1.44%

Ratios and supplemental data
Net assets, end of period (millions)	$ 653	$ 943	$1,306	$1,145	$1,652	$1,201
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.43%[1]	0.43%	0.42%	0.43%	0.45%	0.43%
Expenses excluding waivers/reimbursements
and expense reductions	0.43%[1]	0.43%	0.42%	0.43%	0.45%	0.43%
Net investment income (loss)	4.81%[1]	4.51%	2.87%	0.97%	0.66%	1.42%

1 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^^ 100.2%
ABN AMRO, Inc., Avg. rate of 5.14%, dated 7/30/2007, maturing 8/06/2007;
maturity value $80,079,933 (1) *	$ 80,000,000	$ 80,000,000
Bank of America Corp., Avg. rate of 5.13%, dated 7/30/2007, maturing
8/06/2007; maturity value $80,079,822 (2) *	80,000,000	80,000,000
Credit Suisse First Boston, LLC, Avg. rate of 5.16%, dated 7/30/2007, maturing
8/06/2007; maturity value $80,080,244 (3) *	80,000,000	80,000,000
Deutsche Bank AG:
5.12%, dated 7/31/2007, maturing 8/01/2007; maturity value $60,008,533 (4)	60,000,000	60,000,000
Avg. rate of 5.15%, dated 7/30/2007, maturing 8/06/2007; maturity value
$80,080,133 (4) *	80,000,000	80,000,000
Avg. rate of 5.24%, dated 7/30/2007, maturing 8/06/2007; maturity value
$80,081,533 (4) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc.:
5.19%, dated 7/31/2007, maturing 8/01/2007; maturity value $60,008,650 (5)	60,000,000	60,000,000
Avg. rate of 5.15%, dated 7/30/2007, maturing 8/06/2007; maturity value
$80,080,111 (6) *	80,000,000	80,000,000
HSBC Holdings, plc, Avg. rate of 5.15%, dated 7/30/2007, maturing 8/06/2007;
maturity value $80,080,044 (7) *	80,000,000	80,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 5.09%, dated 7/30/2007, maturing
8/06/2007; maturity value $80,079,133 (8) *	80,000,000	80,000,000
Merrill Lynch & Co., Inc., 5.13%, dated 7/31/2007, maturing 8/01/2007; maturity
value $80,011,400 (9)	80,000,000	80,000,000
Morgan Stanley, Avg. rate of 5.14%, dated 7/30/2007, maturing 8/06/2007;
maturity value $110,109,908 (10) *	110,000,000	110,000,000
RBC Dain Rauscher Corp., Avg. rate of 5.15%, dated 7/30/2007, maturing
8/06/2007; maturity value $180,180,400 (11) *	180,000,000	180,000,000
Societe Generale, 5.19%, dated 7/31/2007, maturing 8/01/2007; maturity value
$58,167,130 (12)	58,158,745	58,158,745
UBS AG:
5.11%, dated 7/31/2007, maturing 8/01/2007; maturity value
$105,014,904 (13)	105,000,000	105,000,000
5.24%, dated 7/31/2007, maturing 8/01/2007; maturity value
$185,026,928 (14)	185,000,000	185,000,000

Total Investments (cost $1,478,158,745) 100.2%		1,478,158,745
Other Assets and Liabilities (0.2%)		(3,275,505)

Net Assets 100.0%		$ 1,474,883,240

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

^^	Collateralized by:
	(1)	$81,079,000 U.S. Treasury Note, 5.125%, 6/30/2008, value including accrued interest is $81,600,115.
	(2)	$81,594,000 U.S. Treasury Note, 4.625%, 7/31/2009, value including accrued interest is $81,600,473.
	(3)	$83,375,000 U.S. Treasury Note, 2.625%, 3/15/2009, value including accrued interest is $81,603,484.
	(4)	$123,245,646 GNMA, 5.50% to 7.00%, 5/15/2033 to 9/15/2036, value including accrued interest is
$83,126,650; $375,308,000 U.S. Treasury STRIPS, 0.00%, 11/15/2026, value is $141,273,437. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.
	(5)	$61,150,000 U.S. Treasury Note, 4.625%, 7/31/2009, value including accrued interest is $61,202,588.
	(6)	$81,220,000 U.S. Treasury Note, 4.75%, 12/31/2008, value including accrued interest is $81,604,353.
	(7)	$226,280,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $81,601,092.
	(8)	$82,433,000 U.S. Treasury Bills, 0.00%, 8/02/2007 to 12/27/2007, value is $81,601,063.
	(9)	$81,295,000 U.S. Treasury Note, 4.50%, 11/30/2011, value including accrued interest is $81,602,867.
	(10)	$298,072,000 U.S. Treasury STRIPS, 0.00%, 11/15/2026, value is $112,200,262.
	(11)	$10,005,000 TIPS, 1.625% to 2.375%, 1/15/2015 to 1/15/2027, value including accrued interest is $10,237,304;
$169,278,000 U.S. Treasury Note, 4.75%, 5/31/2012, value including accrued interest is $171,437,423;
$2,271,000 U.S. Treasury STRIPS, 0.00%, 8/15/2009 to 11/15/2027, value is $1,926,133.
	(12)	$10,947,000 TIPS, 1.875% to 3.375%, 1/15/2012 to 1/15/2027, value including accrued interest is $11,861,429;
$14,213,000 U.S. Treasury Bonds, 6.00% to 11.25%, 2/15/2015 to 2/15/2027, value including accrued interest is
$18,070,485; $29,488,000 U.S. Treasury Notes, 2.625% to 4.75%, 9/15/2008 to 2/15/2016, value including accrued interest is $29,390,878.
	(13)	$69,665,000 TIPS, 3.625%, 4/15/2028, value including accrued interest is $107,101,560.
	(14)	$1,027,342,691 GNMA, 4.00% to 13.50%, 12/15/2007 to 12/15/2047, value including accrued interest is
$188,700,761.

*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of July 31, 2007:
Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2007:
1 day	37.1%
2-7 days	62.9%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007 (unaudited)

Assets
Investments in repurchase agreements at amortized cost	$ 1,478,158,745
Receivable for Fund shares sold	32,197
Interest receivable	344,508
Prepaid expenses and other assets	26,377

Total assets	1,478,561,827

Liabilities
Dividends payable	3,203,013
Payable for Fund shares redeemed	116,512
Advisory fee payable	12,520
Distribution Plan expenses payable	11,214
Due to other related parties	4,758
Accrued expenses and other liabilities	330,570

Total liabilities	3,678,587

Net assets	$ 1,474,883,240

Net assets represented by
Paid-in capital	$ 1,476,091,184
Undistributed net investment income	23,369
Accumulated net realized losses on investments	(1,231,313)

Total net assets	$ 1,474,883,240

Net assets consists of
Class A	$ 276,711,360
Class S	545,193,343
Class I	652,978,537

Total net assets	$ 1,474,883,240

Shares outstanding (unlimited number of shares authorized)
Class A	277,138,805
Class S	545,586,828
Class I	653,616,308

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2007 (unaudited)

Investment income
Interest	$ 41,184,716

Expenses
Advisory fee	2,438,979
Distribution Plan expenses
Class A	396,606
Class S	1,649,867
Administrative services fee	472,060
Transfer agent fees	162,865
Trustees’ fees and expenses	14,277
Printing and postage expenses	46,110
Custodian and accounting fees	162,110
Registration and filing fees	21,001
Professional fees	26,764
Other	27,926

Total expenses	5,418,565
Less: Expense reductions	(15,868)

Net expenses	5,402,697

Net investment income	35,782,019

Net increase in net assets resulting from operations	$ 35,782,019

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2007		Year Ended
	(unaudited)		January 31, 2007

Operations
Net investment income	$ 35,782,019		$ 96,631,011

Distributions to shareholders from
Net investment income
Class A		(5,949,510)		(15,015,489)
Class S		(11,572,515)		(32,386,414)
Class I		(18,258,453)		(49,228,210)

Total distributions to shareholders		(35,780,478)		(96,630,113)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	636,760,387	636,760,387	1,095,198,607	1,095,198,607
Class S	2,873,707,153	2,873,707,153	7,743,101,622	7,743,101,622
Class I	1,244,523,698	1,244,523,698	4,146,486,912	4,146,486,912

		4,754,991,238		12,984,787,141

Net asset value of shares issued in
reinvestment of distributions
Class A	1,934,639	1,934,639	3,175,377	3,175,377
Class S	11,572,515	11,572,515	32,386,414	32,386,414
Class I	830,850	830,850	1,569,919	1,569,919

		14,338,004		37,131,710

Payment for shares redeemed
Class A	(678,623,216)	(678,623,216)	(1,263,718,806)	(1,263,718,806)
Class S	(2,935,848,836)	(2,935,848,836)	(8,101,780,413)	(8,101,780,413)
Class I	(1,535,622,866)	(1,535,622,866)	(4,510,380,418)	(4,510,380,418)

		(5,150,094,918)		(13,875,879,637)

Net decrease in net assets resulting
from capital share transactions		(380,765,676)		(853,960,786)

Total decrease in net assets		(380,764,135)		(853,959,888)
Net assets
Beginning of period		1,855,647,375		2,709,607,263

End of period	$ 1,474,883,240		$ 1,855,647,375

Undistributed net investment income	$ 23,369		$ 21,828

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.31% and declining to 0.15% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. INVESTMENT TRANSACTIONS

On July 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2007, the Fund had $1,231,313 in capital loss carryovers for federal income tax purposes with $15,544 expiring in 2013 and $1,215,769 expiring in 2014.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended July 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin4, [5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

## FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567516 rv4 09/2007

Evergreen Investments℠
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

567516 rv4 09/2007

Evergreen U.S. Government Money Market Fund

# Evergreen

## U.S. GOVERNMENT MONEY MARKET FUND

Semiannual Report
as of July 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen U.S. Government Money Market Fund for the six-month period ended July 31, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six-month period. Stock prices tended to rise early in the period, sustaining the momentum of late 2006 and early 2007 in a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities then fell back in a major sell-off in the period’s final month. A market reversal in July 2007 was brought on by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market could spread to the general economy and signal a more general deterioration in credit quality within the bond market. Interest rates of longer-maturity bonds rose as their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. In this environment, conservative, shorter-duration portfolios tended to hold up relatively well, while higher-yielding, lower-rated corporate bonds produced negative returns.

Despite the weakness in the housing industry, and the related problems in the subprime mortgage market, the domestic economy maintained

1

LETTER TO SHAREHOLDERS continued

its growth trajectory during the six-month period. While Gross Domestic Product grew by a rate of only 0.6% in the first quarter of 2007, it accelerated to a rate of 4.0% in the second quarter of 2007. During the six-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate, a key short-term interest rate, unchanged at 5.25% . However, as the period progressed, speculation increased about possible future actions by the nation’s central bank. Shortly after the period ended, the Fed acted, injecting liquidity into the market by cutting the discount rate, which is the rate at which the Fed lends to banks.

Against this backdrop, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high-quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective on the close of business on November 16, 2007, Class S1 shares of the Fund will be renamed as Class S.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of July 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 6/26/2001

	Class A	Class S1
Class inception date	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	N/A

6-month return	2.29%	2.14%

Average annual return

1-year	4.66%	4.35%

5-year	2.12%	1.90%

Since portfolio inception	2.06%	1.86%

7-day annualized yield	4.55%	4.25%

30-day annualized yield	4.54%	4.24%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. To obtain performance information current to the most recent month-end for Class A, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S1.

The advisor is waiving a portion of its advisory fee and reimbursing the fund for a portion of other expenses. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A and S1 without which returns for Classes A and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2007	7/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,022.90	$ 3.61
Class S1	$ 1,000.00	$ 1,021.39	$ 5.11
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.22	$ 3.61
Class S1	$ 1,000.00	$ 1,019.74	$ 5.11

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.72% for Class A and 1.02% for Class S1), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.03)	(0.01)	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$ 1.00	$ 1.00

Total return	2.29%	4.40%	2.61%	0.68%	0.26%	1.01%

Ratios and supplemental data
Net assets, end of period (millions)	$ 649	$ 613	$ 645	$ 901	$2,115	$3,980
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.72%[2]	0.73%	0.74%	0.88%	0.93%	0.88%
Expenses excluding waivers/reimbursements
and expense reductions	0.89%[2]	0.93%	0.98%	1.08%	1.05%	1.04%
Net investment income (loss)	4.57%[2]	4.30%	2.50%	0.57%	0.27%	1.00%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2007
CLASS S1	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.02)	0[1]	0[1]	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.14%	4.09%	2.30%	0.45%	0.15%	0.99%

Ratios and supplemental data
Net assets, end of period (millions)	$ 353	$ 318	$ 373	$ 351	$ 267	$ 432
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.02%[2]	1.03%	1.03%	1.10%	1.04%	0.90%
Expenses excluding waivers/reimbursements
and expense reductions	1.19%[2]	1.23%	1.27%	1.32%	1.35%	1.34%
Net investment income (loss)	4.27%[2]	4.01%	2.34%	0.61%	0.16%	0.97%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 55.2%
FFCB:
5.30%, 07/23/2008	$ 25,000,000	$25,000,000
FRN, 5.16%, 08/01/2007	50,000,000	50,000,000
FHLB:
5.25%, 09/04/2007 - 04/11/2008	94,585,000	94,585,000
5.29%, 11/07/2007	7,845,000	7,844,466
5.30%, 05/29/2008	25,000,000	24,997,938
5.375%, 02/28/2008	55,000,000	55,000,000
FRN:
5.17%, 08/01/2007	18,000,000	18,000,000
5.23%, 08/01/2007	38,800,000	38,800,000
FHLMC:
4.00%, 08/17/2007	25,000,000	24,984,537
5.25%, 12/26/2007	15,000,000	15,000,000
FNMA:
5.24%, 08/01/2007 ±	54,283,000	54,283,000
5.25%, 08/01/2007 ±	19,495,000	19,495,000
5.26%, 09/04/2007 ±	90,500,000	90,058,536
5.34%, 11/01/2007 ±	35,000,000	34,535,336

Total U.S. Government & Agency Obligations (cost $552,583,813)		552,583,813

REPURCHASE AGREEMENTS ^^ 47.8%
Bank of America Corp., 5.28%, dated 07/31/2007, maturing 08/01/2007,
maturity value $140,020,533 (1)	140,000,000	140,000,000
Barclays Capital, Inc., 5.30%, dated 07/31/2007, maturing 08/01/2007,
maturity value $172,002,397 (2)	171,977,078	171,977,078
Deutsche Bank AG, 5.29%, dated 07/31/2007, maturing 08/01/2007, maturity
value $167,024,540 (3)	167,000,000	167,000,000

Total Repurchase Agreements (cost $478,977,078)		478,977,078

Total Investments (cost $1,031,560,891) 103.0%		1,031,560,891
Other Assets and Liabilities (3.0%)		(29,892,624)

Net Assets 100.0%		$ 1,001,668,267

±	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1) $95,332,000 FHLB, 0.00%, 08/17/2007 to 09/28/2007, value is $94,699,931; $49,198,000 FHLMC, 0.00%,
01/07/2008, value is $48,100,845.
(2) $100,000,000 FHLB, 5.25%, 04/15/2016, value including accrued interest is $100,358,833; $51,142,000 FHLMC,
0.00%, 12/31/2007, value is $50,047,561; $22,391,000 FNMA, 0.00%, 04/25/2008, value is $21,571,489.
(3) $114,700,000 FHLMC, 0.00% to 5.00%, 09/16/2008 to 02/25/2019, value including accrued interest is $110,135,144;
$6,405,000 FNMA, 4.00% to 5.50%, 03/22/2010 to 02/25/2015, value including accrued interest is $6,351,101;
$31,305,000 FHLB, 5.20%, 01/29/2009, value including accrued interest is $31,274,912; $22,400,000 FFCB, 5.25%,
12/04/2007, value including accrued interest is $22,579,256.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of July 31, 2007:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2007:

1 day	63.9%
8 – 60 days	17.0%
61 – 120 days	5.3%
121 – 240 days	6.8%
241+ days	7.0%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007 (unaudited)

Assets
Investments in securities	$552,583,813
Investments in repurchase agreements	478,977,078

Investments at amortized cost	1,031,560,891
Receivable for Fund shares sold	20,000
Interest receivable	4,836,054
Prepaid expenses and other assets	7,547

Total assets	1,036,424,492

Liabilities
Dividends payable	14,590
Payable for securities purchased	34,535,336
Advisory fee payable	8,343
Distribution Plan expenses payable	11,094
Due to other related parties	8,672
Accrued expenses and other liabilities	178,190

Total liabilities	34,756,225

Net assets	$1,001,668,267

Net assets represented by
Paid-in capital	$1,001,979,818
Overdistributed net investment income	(30,004)
Accumulated net realized losses on investments	(281,547)

Total net assets	$1,001,668,267

Net assets consists of
Class A	$648,996,626
Class S1	352,671,641

Total net assets	$1,001,668,267

Shares outstanding (unlimited number of shares authorized)
Class A	649,242,948
Class S1	352,736,869

Net asset value per share
Class A	$1.00
Class S1	$1.00

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2007 (unaudited)

Investment income
Interest	$27,097,485

Expenses
Advisory fee	1,906,371
Distribution Plan expenses
Class A	934,910
Class S1	1,205,274
Administrative services fee	307,509
Transfer agent fees	557,630
Trustees’ fees and expenses	8,598
Printing and postage expenses	51,953
Custodian and accounting fees	118,899
Registration and filing fees	18,275
Professional fees	20,238
Other	11,342

Total expenses	5,140,999
Less: Expense reductions	(14,713)
Fee waivers and expense reimbursements	(868,761)

Net expenses	4,257,525

Net investment income	22,839,960

Net realized gains on investments	500

Net increase in net assets resulting from operations	$22,840,460

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2007		Year Ended
	(unaudited)		January 31, 2007

Operations
Net investment income		$22,839,960		$42,820,380
Net realized gains on investments		500		6,923

Net increase in net assets resulting
from operations		22,840,460		42,827,303

Distributions to shareholders
from
Net investment income
Class A		(14,256,415)		(28,919,734)
Class S1		(8,588,071)		(13,998,272)

Total distributions to shareholders		(22,844,486)		(42,918,006)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,907,732,443	1,907,732,443	4,658,908,365	4,658,908,365
Class S1	1,746,615,349	1,746,615,349	3,012,940,924	3,012,940,924

		3,654,347,792		7,671,849,289

Net asset value of shares issued in
reinvestment of distributions
Class A	14,074,728	14,074,728	28,376,388	28,376,388
Class S1	8,588,071	8,588,071	13,998,272	13,998,272

		22,662,799		42,374,660

Payment for shares redeemed
Class A	(1,886,151,765)	(1,886,151,765)	(4,718,630,300)	(4,718,630,300)
Class S1	(1,720,235,040)	(1,720,235,040)	(3,082,141,084)	(3,082,141,084)

		(3,606,386,805)		(7,800,771,384)

Net increase (decrease) in net assets
resulting from capital share
transactions		70,623,786		(86,547,435)

Total increase (decrease) in
net assets		70,619,760		(86,638,138)
Net assets
Beginning of period		931,048,507		1,017,686,645

End of period		$1,001,668,267		$931,048,507

Overdistributed net investment
income		$(30,004)		$(25,478)

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class S1 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class S1 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $358,761 and reimbursed other expenses in the amount of $510,000.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S1 shares.

5. INVESTMENT TRANSACTIONS

On July 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of January 31, 2007, the Fund had $282,047 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2012	2013	2014	2015

$7,279	$116,744	$127,603	$30,421

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended July 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the Securities and Exchange Commission (“SEC”) on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1	Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
5	Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

567517 rv4 09/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: September 28, 2007

By:
________________________
Jeremy DePalma
Principal Financial Officer

Date: September 28, 2007